SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

ANNUAL REPORT | OCTOBER 31, 2002

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.℠

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Annual Report • October 31, 2002 SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND

BRIAN ROUTLEDGE

Brian Routledge has 13 years of securities business experience and leads a team of equity managers in the day-today management of the Fund. Mr. Routledge holds a BS in Finance with high honors from St. John’s University.

FUND OBJECTIVE

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal. Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of U.S. large cap issuers and related investments. Companies that have market capitalizations within the top 1000 stocks of the equity market are considered large cap issuers.

FUND FACTS

FUND INCEPTION

October 19, 1990

MANAGER INVESTMENT
INDUSTRY EXPERIENCE

13 Years

	Class A	Class B	Class L

NASDAQ	CFLGX	CLCBX	SMDLX

Inception	10/19/90	1/4/99	9/22/00

Average Annual Total Returns as of October 31, 2002 (unaudited)

	Without Sales Charges(1)
	Class A	Class B	Class L

One Year	(17.39)%	(17.95)%	(17.97)%

Five Years	(0.76)%	—	—

Ten Years	7.36%	—	—

Since Inception†	9.04%	(10.97)%	(23.44)%

	With Sales Charges(2)

	Class A	Class B	Class L

One Year	(21.52)%	(22.05)%	(19.60)%

Five Years	(1.77)%	—	—

Ten Years	6.81%	—	—

Since Inception†	8.57%	(11.33)%	(23.80)%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and L shares.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charges of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	Inception dates for Class A, B and L shares are October 19,1990, January 4, 1999 and September 22, 2000, respectively.

What’s Inside
Letter to Our Shareholders	1
Fund at a Glance	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	12
Report of Independent Accountants	16
Additional Information	17

Dear Shareholder:

Enclosed herein is the annual report for the Smith Barney Diversified Large Cap Growth Fund (“Fund”) for the fiscal year ended October 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow.We hope you find this report to be useful and informative.

Performance Review

For the year ended October 31, 2002, the Fund’s Class A shares, without sales charges, returned negative 17.39%. In comparison, the S&P 500 Barra Growth Index1 returned negative 15.03% for the same period.

Special Notices to Shareholders

We are pleased to report that during the past year, R. Jay Gerken, a managing director of Salomon Smith Barney Inc., has been elected Chairman of the Board, President and Chief Executive Officer of the Fund replacing Heath B. McLendon, who has been appointed Chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the States of Illinois and Colorado.

Separately, effective June 2002, Brian Routledge leads the team responsible for the management of the Fund. From July 2001 until June 2002, Mr. Routledge shared this responsibility with another portfolio manager. On May 13, 2002, Smith Barney Fund Management LLC became the Fund’s investment manager, replacing its affiliate, Citi Fund Management Inc.

Portfolio Manager Market and Fund Overview

The past 12 months have been marked by great volatility for the U.S. economy and the stock market in general.The macroeconomic environment over the period was dominated by geopolitical risks, corporate scandals, declining consumer confidence, and concerns about the general strength of the global economy. Growth stocks,2 which during the past few years have generally underperformed relative to value stocks,3 staged a strong comeback over the last six months.We also believe that by historical standards, the value/growth relative performance gap has been extreme since 2000. In our opinion, there is mounting evidence that the global economy is slowly emerging from a difficult period that caused substantial profit pressure for U.S. growth companies over the past 18 months.We feel that this evidence is highlighted by the past three quarters of moderate U.S. Gross Domestic Product (“GDP”)4 growth.

During the period we reduced the Fund’s exposure to major pharmaceutical firms that we believe could experience profit pressures from new competition.We also took profits in more defensive areas such as consumer non-durables and pharmaceuticals, where we believed current valuations appeared to adequately reflect the reality of slow secular growth potential (e.g., Merck & Co Inc., Eli Lilly & Co., Coca-Cola Co.).After benefiting from lower exposure to more cyclical technology companies compared to our benchmark during the prior year, we have selectively added to some semiconductor and computer software companies (e.g., Linear Technologies Corp., Network Appliance Inc.) as valuations, in our opinion, became more attractive and growth expectations became more achievable. Additionally, we have added to existing holdings in consumer cyclical, finance, and consumer services to position the Fund to benefit from what we believe will be a gradual improvement in economic growth prospects. The Fund’s top five holdings as of October 31, 2002 were Microsoft Corp., General Electric Co.,Wal-Mart Stores Inc., Pfizer Inc., and Johnson & Johnson.

Throughout the period, the greatest contributor to the Fund’s performance was sector selection, specifically, the Fund’s position relative to its benchmark in the finance and telecommunication services sectors.Additionally, we believe that our stock

1
The S&P 500 Barra Growth Index is a capitalization-weighted index composed of stocks of the S&P 500 with lower book-to-price ratios relative to the S&P 500 as a whole. Please note that an investor cannot invest directly in an index.

2	Growth stocks are shares of companies believed to exhibit the potential for faster-than-average growth within their industries.
3	Value stocks are shares that are considered to be inexpensive relative to their asset values or earning power.
4	Gross Domestic Product (“GDP”) is the market value of the goods and services produced by labor and property in the U.S. GDP comprises consumer and government purchases, private domestic investments and net exports of goods and services.

1 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

selection in the consumer non-durables and healthcare sectors also positively contributed to the Fund’s performance, compared to its benchmark.Within the S&P 500 Barra Growth Index, the most significant positive contributions to performance came from the consumer staples and materials sectors, while the information technology and healthcare sectors had the largest negative impacts on Index performance.

Portfolio Manager Market and Fund Outlook

In our opinion, following six quarters of sub-par economic growth, the economy modestly rebounded in the first three quarters of 2002. However, we believe that the recovery thus far has been relatively muted by historical standards.The U.S. Federal Reserve Board (“Fed”) has responded aggressively to the current economic stresses over the last couple of years by sharply reducing key short-term interest rates. At this level, we feel that monetary policy should be accommodative enough to support a recovery.We believe the Fed has shown a willingness to aggressively fight further deterioration of economic growth. In our opinion, low inflation and an economic recovery that is too slow to create a significant number of new jobs gives the Fed the latitude necessary to keep monetary policy in its current highly accommodative stance well into 2003. Consumer spending continues to remain healthy and income fundamentals we think point toward continued modest (approximately 2%-3%) growth in consumer spending over the next several quarters. Several factors have helped the consumer sector through a difficult period of low job creation including: tax cuts, mortgage refinancing, and zero-percent auto financing. On the corporate level, we believe income fundamentals may improve going forward. We feel that cost-cutting and continued solid productivity growth over the past couple of years, combined with a gradually improving economy should lead to improved corporate profits, which should ultimately provide the foundation for rising employment and increased business investment. In addition, we believe that inflation will remain contained into 2003, as competitive pressures in the early stages of an economic recovery are likely to keep pricing pressures muted.

We will continue to be opportunistic in the current environment.We endeavor to increase exposure to what we feel are solid growth companies selling at attractive prices.

Thank you for your investment in the Smith Barney Diversified Large Cap Growth Fund.We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Brian Routledge
Chairman	Portfolio Manager

November 18, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 4 through 5 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of October 31, 2002 and are subject to change.

2 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Smith Barney Diversified Large Cap Growth Fund at a Glance

Growth of $10,000 Invested in shares of the
Smith Barney Diversified Large Cap Growth Fund Class A vs. Benchmarks

Growth of a $10,000 Investment

A $10,000 investment in the Fund’s Class A shares made on October 31, 1992 would have grown to $19,322 with sales charge as of 10/31/02.The graph shows how the performance of the Fund’s Class A shares compares to its benchmarks over the same period.

The graph includes the maximum initial sales charge on the Fund’s Class A shares (no comparable charge exists for the index) and assumes all dividends and distributions from the Fund are reinvested at net asset value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund’s share price and investment return will fluctuate so that the value of an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures “with sales charge” are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund’s returns would have been lower. The maximum sales charge of 5.00% for the Fund’s Class A shares went into effect on January 4, 1999. Investors may not invest directly in an index. The performance of the Fund’s other classes may be greater or less than the performance of Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

Top Ten Equity Holdings*

1	.	Microsoft Corp	7.64%

2	.	General Electric Co	6.25

3	.	Wal-Mart Stores Inc	5.92

4	.	Pfizer Inc	5.19

5	.	Johnson & Johnson	4.56

6	.	The Coca Cola Co	3.36

7	.	International Business Machines Corp.	2.93

8	.	Intel Corp	2.91

9	.	The Procter & Gamble Co	2.61

10	.	Merck & Co. Inc	2.52
* As a percentage of total investments. All figures are as of 10/31/02 and subject to change at any time.

3 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Portfolio of Investments		October 31, 2002
SHARES	SECURITY	VALUE

COMMON STOCKS — 96.3%
Commercial Services — 2.5%
53,100	Automatic Data Processing Inc.	$2,258,343
11,000	Cintas Corp.	519,970
74,242	Paychex Inc.	2,139,654

		4,917,967

Conglomerates — 7.8%
16,600	3M Co.	2,107,204
13,300	General Dynamics Corp.	1,052,429
495,102	General Electric Co.	12,501,326

		15,660,959

Consumer Non-Durables — 12.7%
6,820	Alberto-Culver Co., Class B shares	352,048
39,500	Anheuser-Busch Cos., Inc.	2,084,020
144,631	The Coca Cola Co.	6,722,449
111,914	PepsiCo Inc.	4,935,407
101,850	Philip Morris Cos., Inc.	4,150,388
59,000	The Procter & Gamble Co.	5,218,550
63,700	SYSCO Corp.	2,018,016

		25,480,878

Consumer Services — 0.5%
17,000	McGraw-Hill Cos., Inc	1,096,500

Finance — 10.1%
69,150	American Express Co.	2,514,986
89,280	Concord EFS Inc.*	1,274,918
73,524	Fannie Mae	4,915,815
49,493	Freddie Mac	3,047,779
28,000	Fifth Third Bancorp	1,778,000
93,621	MBNA Corp.	1,901,443
37,000	Northern Trust Corp.	1,288,340
66,300	State Street Corp.	2,742,831
38,600	The BISYS Group, Inc.*	690,940

		20,155,052

Healthcare — 6.6%
65,805	Amgen Inc.*	3,063,881
28,400	Biomet, Inc.	836,664
48,107	Eli Lilly & Co.	2,669,939
42,240	Health Management Associates, Class A shares*	807,629
107,633	Medtronic Inc.	4,821,958
12,000	Techne Corp.*	396,000
7,300	Wellpoint Health Networks Inc.*	549,033

		13,145,104

Pharmaceuticals — 19.5%
91,381	Abbott Laboratories	3,826,122
11,100	Amerisourcebergen Corp.	789,765
38,854	Bristol Myers Squibb Co.	956,197
39,150	Cardinal Health Inc.	2,709,572
155,074	Johnson & Johnson	9,110,597
See Notes to Financial Statements.

4    Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Portfolio of Investments (continued)		October 31, 2002
SHARES SECURITY		VALUE

Pharmaceuticals — (continued)
92,727	Merck & Co Inc.	$5,029,512
326,447	Pfizer Inc.	10,371,221
58,000	Pharmacia Corp.	2,494,000
111,000	Wyeth	3,718,500

		39,005,486

Retail — 13.1%
22,500	Abercrombie and Fitch Co.*	400,950
26,000	American Eagle Outfitters Inc.*	376,740
28,011	Bed Bath & Beyond Inc.*	993,270
28,340	CDW Computer Centers, Inc.*	1,502,587
167,287	Home Depot	4,831,249
20,200	Kohl's Corp.*	1,180,690
8,500	Ross Stores Inc.	355,725
75,200	TJX Companies Inc.	1,543,104
96,328	Walgreen Co.	3,251,070
221,119	Wal-Mart Stores Inc.	11,840,922

		26,276,307

Semi-Conductors — 5.3%
335,768	Intel Corp.	5,808,786
105,100	Linear Technologies Corp.	2,904,964
57,000	Maxim Integrated Products, Inc.*	1,814,880

		10,528,630

Technology — 17.8%
81,300	Adobe Systems Inc.	1,921,932
394,969	Cisco Systems Inc.*	4,415,753
132,956	Dell Computer Corp.*	3,803,871
74,123	International Business Machines Corp.	5,851,270
285,707	Microsoft Corp.*	15,276,753
159,910	Network Appliance Inc.*	1,434,553
286,596	Oracle Corp.*	2,920,413

		35,624,545

Transportation — 0.4%
22,800	Expeditors International Inc.	718,428

	TOTAL COMMON STOCKS
	(Identified Cost — $237,248,253)	192,609,856

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 3.7%
$7,313,000	UBS Warburg Repurchase Agreement,
	1.91% due 11/1/02 proceeds at maturity $7,313,388
	(Fully Collateralized by Fannie Mae, 0% due 11/27/02
	Valued at $7,480,000); (Identified Cost — $7,313,000)	7,313,000

	TOTAL INVESTMENTS — 100%
	(Identified Cost — $244,561,253)	$199,922,856

* Non-income producing security

See Notes to Financial Statements.

5   Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Statement of Assets and Liabilities	October 31, 2002

ASSETS:
Investment at value (Note 1A) (Identified Cost, $237,248,253)	$192,609,856
Short-term holdings at amortized cost (Note1A) (Identified Cost, $7,313,000)	7,313,000
Cash	353
Dividend and interest receivable	112,582
Receivable for shares of beneficial interest sold	43,261

Total Assets	200,079,052

LIABILITIES:
Payable for shares of beneficial interest repurchased	377,110
Distribution/Service fees payable (Note 3)	47,605
Management fees payable (Note 2)	14,663
Accrued expenses and other liabilities	197,820

Total Liabilities	637,198

Net Assets	$199,441,854

NET ASSETS CONSIST OF:
Paid-in capital	$281,658,750
Accumulated net realized loss	(37,631,472)
Unrealized depreciation	(44,638,397)
Undistributed net investment income	52,973

Total	$199,441,854

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($188,538,810/16,001,893 shares outstanding)	$11.78
Offering Price per share ($11.78 ÷ 0.95)	$12.40	*

Class B Shares:
Net Asset Value per share and offering price ($10,366,430/907,115 shares outstanding)	$ 11.43	**

Class L Shares:
Net Asset Value per share ($536,614/44,860 shares outstanding)	$11.96	**
Offering Price per share ($11.96 ÷ 0.99)	$12.08

*	Based upon single purchases of less than $25,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

6    Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Statement of Operations

For the Year Ended October 31, 2002
INVESTMENT INCOME (Note 1B):
Dividend income	$2,665,402
Interest income	112,955

Total Investment Income	2,778,357

EXPENSES:
Management fees (Note 2)	2,248,343
Distribution/Service fees Class A (Note 3)	590,552
Distribution/Service fees Class B (Note 3)	131,992
Distribution/Service fees Class L (Note 3)	3,960
Custody and fund accounting fees	148,495
Transfer agent fees	81,867
Shareholder reports	79,273
Audit fees	61,110
Legal fees	52,120
Blue Sky fees	45,835
Trustees fees	2,434
Other	24,667

Total Expenses	3,470,648
Less: Aggregate amount waived by the Manager (Note 2)	(745,264)

Net Expenses	2,725,384

Net Investment Income	52,973

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from investment transactions	(30,376,137)
Net decrease in unrealized depreciation on investments	(13,941,775)

Net Realized and Unrealized Loss From Investments	(44,317,912)

Net Decrease in Net Assets Resulting From Operations	$(44,264,939)

See Notes to Financial Statements.

7    Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Statements of Changes in Net Assets

For the Year Ended October 31,	2002	2001

Increase (Decrease) in Net Assets From:
OPERATIONS:
Net investment Income (loss)	$52,973	$(548,593)
Net realized loss	(30,376,137)	(16,489,957)
Unrealized depreciation	(13,941,775)	(101,857,377)

Net Decrease in Net Assets Resulting From Operations	(44,264,939)	(118,895,927)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain Class A	—	(33,473,456)
Net realized gain Class B	—	(1,926,859)
Net realized gain Class L	—	(3,916)

Decrease in Net Assets From Distributions to Shareholders	—	(35,404,231)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 7):
Class A
Net proceeds from sale of shares	2,818,237	7,484,061
Net asset value of shares issued to shareholders from reinvestment of distributions	—	33,423,247
Cost of shares repurchased	(34,441,458)	(54,475,485)

Total Class A	(31,623,221)	(13,568,177)

Class B
Net proceeds from sale of shares	924,709	754,192
Net asset value of shares issued to shareholders from reinvestment of distributions	—	1,816,021
Cost of shares repurchased	(2,576,833)	(3,885,398)

Total Class B	(1,652,124)	(1,315,185)

Class L
Net proceeds from sale of shares	531,533	274,115
Net asset value of shares issued to shareholders from reinvestment of distributions	—	3,916
Cost of shares repurchased	(102,172)	(81,913)

Total Class L	429,361	196,118

Net Decrease in Net Assets From
Transactions in Shares of Beneficial Interest	(32,845,984)	(14,687,244)

Net Decrease in Net Assets	(77,110,923)	(168,987,402)

NET ASSETS:
Beginning of period	276,552,777	445,540,179

End of period†	$199,441,854	$276,552,777

† Includes undistributed net investment income of:	$52,973	—

See Notes to Financial Statements.
8    Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Financial Highlights
	Year Ended October 31,

Class A Shares	2002	2001		2000		1999		1998

Net Asset Value, Beginning of Year	$14.26	$21.91		$24.42		$21.47		$21.14

Income From Operations:
Net investment income (loss)	0.009	(0.021)		(0.084)		(0.079	)†	(0.022	)†
Net realized and unrealized gain (loss)	(2.489)	(5.851)		1.021		4.944		4.735

Total From Operations	(2.480)	(5.872)		0.937		4.865		4.713

Less Distributions From:
Net investment income	—	—		—		—		(0.012)
Net realized gain	—	(1.778)		(3.447)		(1.915)		(4.371)

Total Distributions	—	(1.778)		(3.447)		(1.915)		(4.383)

Net Asset Value, End of Year	$11.78	$14.26		$21.91		$24.42		$21.47

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$188,539	$261,864		$421,307		$513,883		$378,380
Ratio of expenses to average net assets	1.05%	1.05	%(A)	1.05	%(A)	1.05	%(A)	1.05	%(A)
Ratio of net investment income (loss)
to average net assets	0.06%	(0.12)%		(0.33)%		(0.34)%		(0.11)%

Total Return	(17.39)%	(28.00)%		3.20%		23.60%		26.90%

Portfolio Turnover Rate	29%	29%		80%		108%		53%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment income (loss) per share and the ratios would have been as follows:
Net investment income (loss) per share	$(0.035)	$(0.062)		$(0.143)		$(0.131	)†	$(0.078	)†
Ratios:
Expenses to average net assets	1.35%	1.29	%(A)	1.29	%(A)	1.27	%(A)	1.32	%(A)
Net investment loss to average net assets	(0.24)%	(0.36)%		(0.57)%		(0.56)%		(0.38)%

†	The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

9 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Financial Highlights (continued)

						January 4, 1999
	Year Ended October 31,					(Commencement
						of Operations) to
Class B Shares	2002	2001		2000		October 31, 1999

Net Asset Value, Beginning of Year	$13.93	$21.61		$24.28		$22.73

Income From Operations:
Net investment loss	(0.100)	(0.150)		(0.248)		(0.206	)†
Net realized and unrealized gain (loss)	(2.400)	(5.752)		1.025		1.756

Total From Operations	(2.500)	(5.902)		0.777		1.550

Less Distributions From:
Net investment income	—	—		—		—
Net realized gain	—	(1.778)		(3.447)		—

Total Distributions	—	(1.778)		(3.447)		—

Net Asset Value, End of Year	$11.43	$13.93		$21.61		$24.28

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$10,366	$14,485		$24,194		$28,275
Ratio of expenses to average net assets	1.80%	1.80	%(A)	1.80	%(A)	1.80	%(A)*
Ratio of net investment loss to average net assets	(0.69)%	(0.87)%		(1.08)%		(1.13	)%*

Total Return	(17.95)%	(28.58)%		2.47%		6.82	%**

Portfolio Turnover Rate	29%	29%		80%		108%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per shareand the ratios would have been as follows:
Net investment loss per share	$(0.143)	$(0.191)		$(0.307)		$(0.258	)†
Ratios:
Expenses to average net assets	2.10%	2.04	%(A)	2.04	%(A)	2.02	%(A)*
Net investment loss to average net assets	(0.99)%	(1.11)%		(1.32)%		(1.35	)%*

*	Annualized
**	Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

10 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Financial Highlights (continued)

				September 22, 2000
	Year Ended October 31,			(Commencement
				of Operations) to
Class L Shares	2002	2001		October 31, 2000

Net Asset Value, Beginning of Year	$14.58	$22.51		$23.16

Income From Operations:
Net investment loss	(0.058)	(0.093)		(0.022	)†
Net realized and unrealized loss	(2.562)	(6.059)		(0.628)

Total From Operations	(2.620)	(6.152)		(0.650)

Less Distributions From:
Net investment income	—	—		—
Net realized gain	—	(1.778)		—

Total Distributions	—	(1.778)		—

Net Asset Value, End of Year	$11.96	$14.58		$22.51

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$537	$204		$39
Ratio of expenses to average net assets	1.80%	1.80	%(A)	1.80	%(A)*
Ratio of net investment loss to average net assets	(0.66)%	(0.88)%		(1.08	)%*

Total Return	(17.97)%	(28.54)%		(2.81)	%**

Portfolio Turnover Rate	29%	29%			80%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.084)	$(0.118)		$(0.027	)†
Ratios:
Expenses to average net assets	2.10%	2.04	%(A)	2.04	%(A)*
Net investment loss to average net assets	(0.96)%	(1.12)%		(1.32	)%*

*	Annualized
**	Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the year.
(A)	Includes the Fund’s share of Large Cap Growth Portfolio allocated expenses for the periods indicated.

11 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements

1. Significant Accounting Policies

Smith Barney Diversified Large Cap Growth Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Prior to November 1, 2001, the Fund sought to achieve its investment objectives by investing substantially all of its assets in Large Cap Growth Portfolio (the “Portfolio”). On October 29, 2001, the Board of Trustees approved a change in the investment structure of the Fund. Effective November 1, 2001, the Fund withdrew its investment in the Portfolio through an in kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in kind from the Portfolio, the Fund ceased utilizing a hub and spoke investment structure and began investing directly in investment securities. Prior to May 13, 2002, the investment manager of the Fund was Citi Fund Management Inc. Effective May 13, 2002 the investment manager became Smith Barney Fund Management LLC (the “Manager”). Salomon Smith Barney Inc. (“SSB”), serves as the Fund’s distributor (the “Distributor”), and continues to sell Fund shares to the public as a member of the selling group. Citi Fund Management Inc., Smith Barney Fund Management LLC and Salomon Smith Barney Inc. are subsidiaries of Citigroup.

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended October 31, 2002, the Fund paid transfer agent fees of $74,450 to CTB.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge that is lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the year ended October 31, 2002, the Fund has been informed that the distributor retained front-end net commissions paid by investors of $33,000 and $4,000 from sales of Class A and Class L shares, respectively and $28,000 and $0 in deferred sales charges from redemptions of Class B and Class L shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A.  Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices.Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of

12 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

securities, yield, quality, coupon rate, maturity, type of issue,and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

B.  Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C.  Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002 the Fund for federal income tax purposes had a loss carryover of $42,053,000 of which $15,234,000 will expire in October 2009 and $26,819,000 will expire in October 2010.

D.  Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund were charged to that fund.

E.  Distributions Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 2002, the Fund reclassified $10,480,977 from paid in capital to accumulated realized loss.

F.  Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreements. The Fund requires continued maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

G.  Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund. The Manager or an affiliate also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 0.90% of the Funds’ average daily net assets. The management fee amounted to $2,248,343, of which $745,264 was voluntarily waived for the year ended October 31, 2002.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. Distribution/Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed

13 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $590,552 for the year ended October 31, 2002. Under the Class B and Class L Service Plans, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and Class L shares of the Fund, respectively.The Service fees for Class B and Class L shares amounted to $131,992 and $3,960, respectively, for the year ended October 31, 2002. These fees may be used to make payments to the distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.The Fund also may make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $69,978,188 and $98,632,489, respectively, for the year ended October 31, 2002. Brokerage commissions paid to SSB amounted to $2,885.

5. Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2002, as computed on a federal income tax basis, are as follows:

Aggregate cost	$240,139,812

Gross unrealized appreciation	$10,546,652
Gross unrealized depreciation	(50,763,610)

Net unrealized depreciation	$(40,216,958)

6. Income Tax Information and Distributions to Shareholders
At October 31, 2002 the tax basis components of distributable earnings were:

Undistributed ordinary income	$52,973
Accumulated capital (losses)	($42,052,912)
Unrealized depreciation	($40,216,958)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the Fund’s in-kind redemption received in exchange for the Fund’s investment in the Portfolio.

14 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

7. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

	Year Ended October 31,

	2002	2001

Class A
Shares sold	207,980	484,351
Shares issued to shareholders from reinvestment of distributions	—	1,996,610
Shares repurchased	(2,575,287)	(3,338,225)

Class A net decrease	(2,367,307)	(857,264)

Class B
Shares sold	69,838	46,396
Shares issued to shareholders from reinvestment of distributions	—	110,329
Shares repurchased	(202,523)	(236,451)

Class B net decrease	(132,685)	(79,726)

Class L
Shares sold	38,576	17,071
Shares issued to shareholders from reinvestment of distributions	—	228
Shares repurchased	(7,680)	(5,077)

Class L net increase	30,896	12,222

8. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expense of the Plan for the year ended October 31, 2002 and the related liability at October 31, 2002 were not material.

15 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Report of Independent Accountants

To the Trustees and the Shareholders of Smith Barney Trust II:
Smith Barney Diversified Large Cap Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney Diversified Large Cap Growth Fund (the “Fund”), a series of Smith Barney Trust II, at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These finanacial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 13, 2002

16 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited)

Information about Trustees and Officers The business and affairs of the Smith Barney Diversified Large Cap Growth Fund (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling Citicorp Trust Bank, fsb at 1-800-451-2010.

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:

Elliott J. Berv	Trustee	Since 2001	President and Chief Operations Officer, Landmark City (Real Estate Development) (since 2002); Executive Vice President and Chief Operations Officer, DigiGym Systems (On-line Personal Training Systems) (since 2001); Chief Executive Officer, Rocket City Enterprises (Internet Service Company) (since 2000); President, Catalyst (Consulting) (since 1984).	35	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001; consultant since 1999); Director, Lapoint Industries (Industrial Filter Company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998).
125 Broad Street
New York, NY 10004
Age 59

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation (Engineering) (since 1999); former Chief Executive Officer, Radian International L.L.C. (Engineering) (from 1996 to 1998), Member of Management Committee, Signature Science (Research and Development) (since 2000).	30	Director, American Electric Power (Electric Utility) (since 1999); Director, Valero Energy (Petroleum Refining) (since 1999); Director, National Instruments Corp. (Technology) (since 1994).
125 Broad Street
New York, NY 10004
Age 65

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley Professor, Texas A&M University (since 2001); former Dean and Professor of Marketing, College and Graduate School of Business of Texas A & M University (from 1987 to 2001).	30	Former Director, Randall’s Food Markets, Inc. (from 1990 to 1999); former Director, First American Bank and First American Savings Bank (from 1994 to 1999).
125 Broad Street
New York, NY 10004
Age 64

Mark T. Finn	Trustee	Since 2001	Chairman and Owner,Vantage Consulting Group, Inc. (Investment Advisory and Consulting Firm) (since 1988); former Vice Chairman and Chief Operating Officer, Lindner Asset Management Company (Mutual Fund Company) (from March 1999 to 2001); former General Partner and Shareholder, Greenwich Ventures, LLC (Investment Partnership) (from 1996 to 2001); former President, Secretary, and Owner, Phoenix Trading Co. (Commodity Trading Advisory Firm) (from 1997 to 2000).	35	Former President and Director, Delta Financial, Inc. (Investment Advisory Firm) (from 1983 to 1999).
125 Broad Street
New York, NY 10004
Age 59

17 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment Advisory Partners (Consulting) (since January 2000); Managing Director, Fountainhead Ventures, LLC (Consulting) (from 1998 to 2002); Secretary, Carint N.A. (Manufacturing) (since 1988); former Treasurer, Hank Aaron Enterprises (Fast Food Franchise) (from 1985 to 2001); Chairman, Gross, Collins & Cress, P.C. (Accounting Firm) (since 1980); Treasurer, Coventry Limited, Inc. (since 1985).	30
Director, United Telesis, Inc. (Telecommunications) (since 1997); Director, eBank.com, Inc. (since 1997); Director, Andersen Calhoun, Inc. (Assisted Living) (since 1987); former Director, Charter Bank, Inc. (from 1987 to 1997); former Director, Yu Save, Inc. (Internet Company) (from 1998 to 2000); former Director, Hotpalm, Inc. (Wireless Applications) (from 1998 to 2000); former Director, Ikon Ventures, Inc. (from 1997 to 1998).

125 Broad Street
New York, NY 10004
Age 54

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College (since 1992).	35	Former Trustee, The Highland Family of Funds (Investment Company) (from March 1997 to March 1998).
125 Broad Street
New York, NY 10004
Age 62

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic Management Advisors, LLC Global Research Associates, Inc. (Investment Consulting) (since 1990).	35	Director, Eclipse Funds (currently supervises 17 investment companies in fund complex) (since 1980).
125 Broad Street
New York, NY 10004
Age 51

Alan G. Merten	Trustee	Since 2001	President, George Mason University (since 1996).	30	Director, Comshare, Inc. (Information Technology) (since 1985); former Director, Indus (Information Technology) (from 1995 to 1999).
125 Broad Street
New York, NY 10004
Age 61

C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong Capital Management (since 1993).	35	Former Director, Indonesia Fund (Closed-End Fund) (from 1990 to 1999); Trustee, Morgan Stanley Institutional Fund (currently supervises 75 investment companies) (since 1993).
125 Broad Street
New York, NY 10004
Age 67

18 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance, University of Houston (since 1977); Independent Consultant (since 1984).	30	None
125 Broad Street
New York, NY 10004
Age 60

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark Consulting Group, Inc. (Service Company) (since 1991); Sole Proprietor, Robb Associates (Consulting) (since 1978); Co-owner, Kedron Design (Gifts) (since 1978); former President and Treasurer, Benchmark Advisors, Inc. (Financial Consulting) (from 1989 to 2000).	35	Director, John Boyle & Co., Inc. (Textiles) (since 1999); Director, Harbor Sweets, Inc. (Candy) (since 1990); Director,W.A.Wilde Co. (Direct Media) (since 1982); Director, Alpha Grainger Manufacturing, Inc. (Electronics) (since 1983); former Trustee, MFS Family of Funds (Investment Company) (from 1985 to 2001); Harvard Club of Boston (Audit Committee) (since 2001).
125 Broad Street
New York, NY 10004
Age 76

INTERESTED
TRUSTEE:

R. Jay Gerken*	President	Since 2002	President since 2002; Managing Director, Salomon Smith Barney (since 1996).	Chairman	N/A
125 Broad Street	and			of the
New York, NY 10004	Trustee			Board,
Age 51				Trustee or
Director
of 226
OFFICERS:

Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon Smith Barney (since 1990); Chief Financial Officer, Smith Barney Mutual Funds; Director and Senior Vice President, Smith Barney Fund Management LLC and Travelers Investment Adviser.	N/A	N/A
125 Broad Street	President
New York, NY 10004	and
Age 45	Chief
Adminis-
trative
Officer

Irving P. David	Treasurer	Since 2002	Director, Salomon Smith Barney (since 1997); former Assistant Treasurer, First Investment Management Company (from 1988 to 1994).	N/A	N/A
125 Broad Street
New York, NY 10004
Age 42

Frances M. Guggino	Controller	Since 2002	Vice President, CitigroupAsset Management(since 1991).	N/A	N/A
125 Broad Street
New York, NY 10004
Age 45

19 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Robert I. Frenkel	Secretary	Since 2000	Managing Director and General Counsel, Global Mutual Funds for Citigroup Asset Management (since 1994)	N/A	N/A
SSB
300 First Stamford Place
Stamford, CT 06902
Age 48

*	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Smith Barney Fund Management LLC and certain of its affiliates.

20 Smith Barney Diversified Large Cap Growth Fund | 2002 Annual Report to Shareholders

SMITH BARNEY
DIVERSIFIED LARGE CAP GROWTH FUND

TRUSTEES & OFFICERS	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn	DISTRIBUTOR
R. Jay Gerken, Chairman*	Salomon Smith Barney Inc.
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley	CUSTODIAN
Alan G. Merten	State Street Bank
C. Oscar Morong, Jr.	& Trust Company
R. Richardson Pettit
Walter E. Robb, III
TRANSFER AGENT
Citicorp Trust Bank, fsb.
PRESIDENT	125 Broad Street, 11th Floor
R. Jay Gerken*	New York, NY 10004

SECRETARY	SUB-TRANSFER AGENT
Robert I. Frenkel*	PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699
SENIOR VICE PRESIDENT
AND CHIEF ADMINISTRATIVE
OFFICER	INDEPENDENT
Lewis E. Daidone*	ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
TREASURER	New York, NY 10036
Irving P. David*

CONTROLLER
Frances M. Guggino*

* Affiliated Person of
Investment Manager

Smith Barney Diversified Large Cap Growth Fund

This report is submitted for general information of the shareholders of Smith Barney Diversified Large Cap Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY DIVERSIFIED LARGE CAP GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02662 12/02	02-4139

SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

ANNUAL REPORT | OCTOBER 31, 2002

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.℠

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

The manager uses a growth-oriented investment style that emphasizes small U.S. companies believed to have superior management teams and good prospects for growth.

Annual Report • October 31, 2002
SMITH BARNEY SMALL CAP
GROWTH OPPORTUNITIES FUND

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets in equity securities of U.S. small cap companies with small market capitalizations and related investments.(1) In selecting investments, the manager looks for issuers that have a predictable, growing demand for their products or services, and issuers with a dominant position in a niche market or whose customers are very large companies.

FUND OBJECTIVE
The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

FUND FACTS

FUND INCEPTION

June 21, 1995
	CLASS A	CLASS B	CLASS L

NASDAQ	CFSGX	SMOBX	SGOLX

Inception	6/21/95	1/4/99	9/22/00

(1) Investments in small-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies.

Average Annual Total Returns as of October 31, 2002 (unaudited)

	Without Sales Charges(1)

	Class A	Class B	Class L

One Year	(18.35)%	(18.97)%	(18.94)%

Five Years	(2.09)%	—	—

Since Inception†	10.61%	(1.66)%	(24.55)%

	With Sales Charges(2)

	Class A	Class B	Class L

One Year	(22.43)%	(23.02)%	(20.55)%

Five Years	(3.09)%	—	—

Since Inception†	9.84%	(2.03)%	(24.91)%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and L shares
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively, and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within first year of purchase
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on a fund distribution or the redemption of fund shares.
†	Inception dates for Class A, B and L shares are June 21, 1995, January 4, 1999 and September 22, 2000, respectively.

What’s Inside
Letter to Our Shareholders	1
Fund at a Glance	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	15
Report of Independent Accountants	19
Additional Information	20

Investment Products: Not FDIC Insured • Not Bank Guaranteed • May Lose Value

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Small Cap Growth Opportunities Fund (“Fund”) for the fiscal year ended October 31, 2002. In this report, we have summarized what we believe to be the period’s prevailing economic conditions and outlined our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow.We hope that you will find this report to be useful and informative.

Special Notice to Shareholders:
Effective October 4, 2002,Victor Dosti became responsible for the day-to-day management of the Fund. From October 1999 to October 4, 2002, Mr. Dosti served as a member of the Fund’s management team. Mr. Dosti is a senior portfolio manager and investment officer of the Fund’s manager and a director of Citibank, N.A., a Citigroup affiliate. Mr. Dosti joined Citigroup in October 1999 and has been a member of the small cap equity team since that time. From November 1996 to October 1999, he served as a senior analyst for Northern Trust Company, focusing on the technology sector. Mr. Dosti has more than seven years of investment management experience.

Additionally, we are pleased to report that during the past year R. Jay Gerken, a managing director of Salomon Smith Barney Inc., has been elected Chairman of the Board, President and Chief Executive Officer of the Fund replacing Heath B. McLendon, who has been appointed Chairman of Salomon Smith Barney’s new Equity Research Policy Committee. Previously, Jay managed the Smith Barney Growth and Income Fund for six years; developed and managed the Smith Barney Allocation Series Inc. from inception in 1996 through the end of 2001; and was responsible for the investment design and implementation of Citigroup Asset Management’s college savings programs with the States of Illinois and Colorado.

On May 13, 2002, Smith Barney Fund Management LLC became the Fund’s investment manager, replacing its affiliate, Citi Fund Management Inc.

Performance Review
For the year ended October 31, 2002, the Fund’s Class A shares, without sales charges, returned negative 18.35%. In comparison, the Russell 2000 Growth Index (“Russell 2000 Growth”)(1) returned negative 21.57% for the same period.

Portfolio Manager Market Overview

The reporting period has been an extremely difficult one for the equity markets. The S&P 500 Index,(2) the Dow Jones Industrial Average (“DJIA”)(3) and The NASDAQ Composite Index(4) returned negative 15.10%, negative 5.62% and negative 21.33%, respectively, during the period.The small-cap equity market suffered similar declines: The Russell 2000 Index(5) and the Russell 2000 Growth Index returned negative 11.57% and negative 21.57%, respectively, for the same period.This was the second consecutive year of declines for many of the major stock market indices. Although the small-cap growth equity market, based upon the performance of the Russell 2000 Growth, displayed a more resilient performance during the Fund’s first fiscal quarter, subsequent quarters were weaker.

The third fiscal quarter of 2002 was one of the weakest for the Fund. A combination of factors led to the third quarter declines, including: investors’ fears of a double-dip recession; concerns over corporate governance; and worries regarding

(1)	The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. (Price-to-book ratio is the price of a stock divided by its net asset value.) Please note that an investor cannot invest directly in an index.
(2)	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks Please note that an investor cannot invest in an index.
(3)	The DJIA is a widely followed measurement of the stock market.The average is comprised of 30 stocks that represent leading companies in major industries.These stocks, widely held by both individual and institutional investors, are considered to be all blue-chip companies. Please note that an investor cannot directly invest in an index.
(4)	The NASDAQ Composite Index is a market-value weighted index, which measures all securities listed on The NASDAQ Stock Market. Please note that an investor cannot invest directly in an index
(5)	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index.The Russell 2000 Index represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

1    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

companies’ future revenue and earnings growth.The potential conflict with Iraq and worries over terrorism also contributed to investors’ concerns during this period.

Portfolio Manager Fund Overview
While the market has been very difficult this year, we believe our prudent approach to selecting stocks by using extensive quantitative and fundamental research, as well as our adherence to diversification, contributed to the Fund’s more favorable performance relative to its benchmark index during the reporting period.

Although the performance of some equities in the Fund proved resilient during the period, many of the Fund’s holdings were negatively impacted by the severe market-price corrections in the technology and telecommunications sectors. Certain segments of the healthcare sector, such as biotechnology, suffered declines as well during the Fund’s fiscal year.We believe, however, that our disciplined investment approach helped to mitigate some of the negative impact from these sectors.We feel investing across many different sectors, industries and companies within the small-cap equity universe is crucial during times immediately following economic slowdowns.

Portfolio Manager Market Outlook
This has been a very challenging time for the equity markets, as virtually all major equity market indices have recently hovered at or near their lowest levels in several years. Just as investor psychology drove the stock markets to excessive highs in several sectors during the year 2000, investor fears can drive the markets to excessive lows. Historically, we believe stock markets have been inherently cyclical. We think the more recent U.S. equity market declines have been similar in many respects to the market declines during 1962, 1974 and 1987, and that this bear market environment will eventually turn bullish.

We believe that investor expectations may have overlooked certain prospects for future growth. In our opinion, current equity marketplace valuations, therefore, may have created opportunities for investment. Many companies have significantly reduced their costs over the past two years, which we feel may afford these companies significant operating leverage when revenues increase.We anticipate that many corporations will have easier year-over-year earning comparisons in 2003 over 2002 (and expected earnings improvements).

We believe that the U.S. economy has stabilized and is moving forward. According to the recent estimate (released from the U.S. Department of Commerce Bureau of Economic Analysis after the close of the reporting period), U.S. Gross Domestic Product (“GDP”)(6) growth for the calendar quarter ending September 30, 2002 was 4.0%. GDP growth for the second calendar quarter ending June 30, 2002 was 1.3%. The economy is growing, albeit, at a slower rate than in recent years. However, monetary policy remains stimulative. The Federal Open Market Committee (“FOMC”)(7) has effectively lowered short-term interest rates to the lowest levels in decades. (After the reporting period in early November, the fed funds rate was further reduced from 1.75% to 1.25%.)

Mortgage refinancing, housing and consumer demand has remained at strong levels. Fiscal policy is also stimulative given the income tax cuts enacted in 2001.There have been reports of recent discussions in Washington D.C. about further potential fiscal stimulus measures (e.g., tax credits and tax cuts) to spur business and corporate investments (although there are no assurances that such measures will be enacted).

Going forward, we believe that small-capitalization growth stocks may continue to be highly volatile, but may provide investors with exposure to companies in some of the most dynamic areas of the U.S. economy. We believe this sector will

(6)	Gross Domestic Product (“GDP”) is the market value of the goods and services produced by labor and property in the U.S. GDP comprises consumer and government purchases, private domestic investments and net exports of goods and services.
(7)	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

2    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

post relatively competitive results in the U.S. equity marketplace over time and offers significant growth potential. Historically, the small-cap growth sector has performed particularly well when economic growth reemerges.

Thank you for your investment in the Smith Barney Small Cap Growth Opportunities Fund.We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Victor Dosti
Chairman	Portfolio Manager

November 27, 2002

The information provided in this letter by the portfolio manager represents the opinion of the portfolio manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed are those of the portfolio manager and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 5 through 8 for a list and percentage breakdown of the Fund’s holdings.Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio manager’s views are as of October 31, 2002 and are subject to change.

3    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Smith Barney Small Cap Growth Opportunities Fund at a Glance

Growth of $10,000 Invested in Shares of the
Smith Barney Small Cap Growth Opportunities Fund Class A vs. Benchmarks

Growth of
a $10,000
Investment
A $10,000 invest-
ment in the Fund’s Class A Shares
made on their incep-
tion date would
have grown to
$19,960 with sales
charge as of
10/31/02.The
graph shows the
performance of the
Fund’s Class A
Shares compares to
its benchmarks
over the same
period.

The graph includes the initial sales charge on the Fund (no comparable charge exists for the index) and assumes all dividends and distributions from the Fund are reinvested at net asset value.

Notes: All Fund performance numbers represent past performance and are no guarantee of future results. The Fund’s share price and investment return will fluctuate so that the value of an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures “with sales charge” are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund’s returns would have been lower. The returns shown do not reflect the deductions of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index. The performance of the Fund’s other classes may be greater or less than the performance of Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in other classes.

Top Ten Equity Holdings*		Portfolio Breakdown*

1. Cullen Frost Bankers, Inc	2.87%

2. Precision Drilling Corp	2.86

3. P F Chang’s China Bistro, Inc	2.61

4. West America Bancorporation	2.38

5. Affiliated Managers Group Inc	2.17

6. Alliant Techsystems, Inc	2.06

7. Aptargroup, Inc	2.03

8. Cost Plus, Inc	1.89

9. Varian Inc	1.85

10. Lifepoint Hospitals, Inc	1.72

* As a percentage of total investments. All figures are as of 10/31/02 and subject to change at any time.

4    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Portfolio of Investments	October 31, 2002

SHARES	SECURITY	VALUE

COMMON STOCKS — 94.3%
Capital Goods/Producer Manufacturing/Industrial Services — 12.6%
6,639	Alliant Techsystems, Inc.*	$399,336
14,081	Aptargroup, Inc.	393,282
10,472	Brooks-PRI Automation, Inc.*	160,117
8,936	Carlisle Inc.	333,045
7,494	Gentex Corp.*	220,923
8,049	Idex Corp.	241,792
9,636	Mettler Toledo International, Inc.*	288,598
3,000	Mueller Industries, Inc.*	80,250
12,800	Phillips-Van Heusen Corp.	173,056
10,874	Shaw Group Inc.*	162,675

		2,453,074

Commercial Services — 1.1%
42,100	I-many, Inc.*	62,729
6,900	National Processing, Inc.*	90,873
4,600	Plexus Corp.*	49,358
5,000	Retek Inc.*	16,350

		219,310

Consumer Durables — 0.7%
6,403	Callaway Golf Co.	78,373
3,700	Jakks Pacific Inc.*	48,988

		127,361

Consumer Non-Durables — 0.8%
7,600	International Multifoods Corp.*	147,820

Consumer Services — 6.8%
4,263	Emmis Communications Corp.*	93,019
8,600	GTECH Holdings Corp.*	223,600
10,232	Isle of Capri Casinos, Inc.*	131,481
14,700	P F Chang’s China Bistro, Inc.*	507,150
2,400	Scholastic Corp.*	105,960
5,850	Tetra Tech, Inc.	51,948
6,400	Watson Wyatt & Company Holdings*	126,400
2,475	Westwood One, Inc.*	89,842

		1,329,400

Electronic Technology/Technology Services — 13.2%
12,706	Aeroflex, Inc.*	73,568
8,679	Anaren Microwave, Inc.*	78,988
11,308	Bisys Group, Inc.*	202,413
2,600	Black Hills Corp.	68,510
8,000	CACI International Inc.*	327,280
9,500	Computer Network Technology Corp.*	57,950
13,433	Concurrent Computer Corp.*	24,985
4,100	DRS Technologies, Inc.*	135,874
6,73 8	Emulex Corp.*	120,947
4,800	Mercury Computer Systems, Inc.*	144,725
4,756	National Instruments Corp.*	136,450
6,050	Newport Corp.	66,314

See Notes to Financial Statements.

5    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Portfolio of Investments (continued)	October 31, 2002

SHARES	SECURITY	VALUE

Electronic Technology/Technology Services — (continued)
10,287	Powerwave Technologies, Inc.*	$47,423
11,800	Precise Software Solutions Ltd.*	136,880
28,019	REMEC, Inc.*	90,221
6,201	Spectralink Corp.*	50,228
12,000	Technitrol, Inc.	175,560
40,200	TIBCO Software Inc.*	200,598
12,244	Varian Inc.*	360,096
8,700	WebMethods, Inc.	62,901

		2,561,911

Energy/Minerals — 6.1%
2,902	Atwood Oceanics Inc.*	86,480
23,420	Hanover Compressor Co.*	245,676
2,900	Penn Virginia Corp.	93,090
16,286	Precision Drilling Corp.*	556,167
12,495	Varco International Inc.*	205,418

		1,186,831

Finance — 13.5%
8,099	Affiliated Managers Group Inc.*	420,500
3,624	Andrx Corp.*	55,991
11,125	Banknorth Group Inc.	257,766
12,007	Chittenden Corp.	328,512
16,117	Cullen Frost Bankers, Inc.	558,132
6,100	Philadelphia Consolidated Holding Corp.*	204,472
9,530	SEI Investments Co.	254,356
2,900	Trustco Bank Corp.	30,946
1,600	United Bankshares Inc.	48,352
10,862	West America Bancorporation	461,418

		2,620,445

Health Services/Technology — 17.7%
7,500	Abgenix Inc.*	51,000
7,900	Alkermes, Inc.	72,838
9,673	CIMA Labs Inc.*	225,961
3,800	Cooper Companies, Inc.	201,400
10,703	Corixa Corp.*	91,511
10,048	Curagen Corp.	38,082
7,600	DIANON Systems, Inc.*	304,000
4,947	Enzon, Inc.*	95,972
4,100	Exact Sciences Corp.*	60,065
2,550	Integra Lifesciences Holdings*	35,241
7,623	K V Pharmaceuticals Co.*	129,591
10,636	Lifepoint Hospitals, Inc.*	333,439
11,200	Ligand Pharmaceuticals Inc.*	73,696
4,639	Medicis Pharmaceutical Corp.*	212,930
3,900	Neurocrine Biosciences, Inc.*	175,110
4,446	NPS Pharmaceuticals Inc.*	115,507
11,750	Province Healthcare Co.	153,338
4,000	Resmed Inc.*	135,080
4,900	Respironics, Inc.*	156,506

See Notes to Financial Statements.

6    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Portfolio of Investments (continued)	October 31, 2002

SHARES	SECURITY	VALUE

Health Services/Technology — (continued)
6,100	Scios Inc.*	$176,046
4,800	Taro Pharma Industries Ltd.*	166,800
3,900	Techne Corp.*	128,700
652	Trimeris, Inc.*	34,380
5,100	Varian Medical Systems, Inc.*	245,922
1,640	Vertex Pharmaceuticals Inc.*	32,160

		3,445,275

Retail — 7 .7%
3,863	Abercrombie & Fitch Co.*	68,839
3,400	American Eagle Outfitters Inc.*	49,266
11,300	Chico’s FAS, Inc.*	218,090
8,200	Claire's Stores, Inc.	211,232
12,679	Cost Plus, Inc.*	366,436
2,300	Duane Reade Inc.	44,252
4,950	Fred’s, Inc.	135,090
7,391	Linens‘n Things, Inc.	173,762
1,900	Too Inc.*	48,070
7,090	Ultimate Electronics Inc.*	93,446
7,200	Wild Oats Market, Inc.*	81,223

		1,489,706

Semi-Conductor — 3.6%
8,400	Advanced Power Technology, Inc.*	19,908
11,300	Amkor Technology Inc.*	39,776
9,800	Asyst Technologies Inc.*	58,800
4,762	ATMI Inc.*	87,573
6,672	Exar Corp.*	84,067
6,282	IXYS Corp.*	35,682
10,100	Microtune, Inc.	17,069
27,467	Oak Technology*	45,595
15,015	Semtech Corp.*	212,162
3,900	Varian Semiconductor Equipment*	92,898

		693,530

Software — 5.6%
8,969	Activision, Inc.*	183,864
2,100	Advent Software, Inc.*	29,631
7,100	Agile Software Corp.*	48,351
4,950	Fair Issac & Co. Inc.	190,426
4,600	JDA Software Group Inc.*	40,250
3,836	Macrovision Corp.*	49,484
17,000	Manugistics Group, Inc.*	49,300
5,700	MCSi, Inc.*	28,215
10,847	Mercury Interactive Corp.*	286,035
13,536	NetIQ*	190,993

		1,096,549

Telecommunications — 0.9%
4,500	Commonwealth Telephone Enterprises, Inc.	166,140

See Notes to Financial Statements.

7   Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Portfolio of Investments (continued)	October 31, 2002

SHARES	SECURITY	VALUE

Transportation — 2.5%
9,830	CH Robinson Worldwide	$290,673
10,000	Knight Transportation, Inc.	197,073

		488,073

Utilities — 1.5%
20,220	Cleo Corp.	282,069

	TOTAL COMMON STOCKS
	(Identified Cost — $22,982,093)	18,307,494

CORPORATE BONDS— 0.1%
88,900	Microstrategy Inc. 7.50% due 6/24/07 (Identified Cost — $9,335)	22,003

FACE
AMOUNT	SECURITY	VALUE

REPURCHASE AGREEMENT — 5.6%
$1,086,000	UBS Warburg Repurchase Agreement, 1.91% due 11/1/02,
	proceeds at maturity $1,086,058
	(Fully collateralized by Freddie Mac, 0% due 11/19/02
	valued at $1,118,600)
	(Identified Cost — $1,086,000)	1,086,000

	TOTAL INVESTMENTS — 100%
	(Identified Cost — $24,077,428)	$19,415,497

*Non-income producing security

See Notes to Financial Statements.

8    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Statement of Assets and Liabilities	October 31, 2002

ASSETS:
Investments at value (Note 1A) (Identified Cost, $22,991,428)	$18,329,497
Short-term holdings at amortized cost (Note1A) (Identified Cost, $1,086,000)	1,086,000
Cash	684
Receivable for shares of beneficial interest sold	22,980
Dividends and interest receivable	14,481
Receivable for investments sold	3,636
Receivable from the Manager (Note 8)	128,070

Total Assets	$19,585,348

LIABILITIES:
Distribution/Service fees payable (Note 3)	5,564
Payable for shares of beneficial interest repurchased	1,063
Accrued expenses and other liabilities	96,902

Total Liabilities	103,529

Net Assets	$19,481,819

NET ASSETS CONSIST OF:
Paid-in capital	$23,148,655
Unrealized depreciation	(4,661,931)
Accumulated net realized gain	995,095

Total	$19,481,819

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($16,608,186/1,260,622 shares outstanding)	$13.17
Offering Price per share ($13.17 ÷ 0.95)	13.86	*

Class B Shares:
Net Asset Value per share and offering price ($1,562,104/122,680 shares outstanding)	$12.73	**

Class L Shares:
Net Asset Value per share ($1,311,529/101,106 shares outstanding)	$12.97	**
Offering Price per share ($12.97 ÷ 0.99)	$13.10

*	Based upon single purchases of less than $25,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

9    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Statement of Operations

For the Year Ended October 31, 2002
INVESTMENT INCOME (NOTE 1B):
Dividend income	$ 93,934
Interest income	96,280

Total Investment Income	190,214

EXPENSES:
Management fees (Note 2)	263,071
Distribution/service fees Class A (Note 3)	52,584
Distribution/service fees Class B (Note 3)	18,716
Distribution/service fees Class L (Note 3)	10,102
Shareholder reports	107,367
Legal fees	67,979
Custody and fund accounting fees	51,410
Transfer agent fees	43,183
Blue Sky fees	41,503
Audit fees	41,330
Trustees fees	320
Other	24,815

Total Expenses	722,380
Less: Aggregate amount waived by the Manager (Note 2)	(263,071)
Less: Expenses assumed by the Manager (Note 8)	(114,786)

Net Expenses	344,523

Net Investment Loss	(154,309)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss from investment transactions	(1,198,814)
Net decrease in unrealized depreciation on investments	(3,188,844)

Net Realized and Unrealized Loss From Investments	(4,387,658)

Net Decrease in Net Assets Resulting From Operations	$ (4,541,967)

See Notes to Financial Statements.

10    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Statement of Changes in Net Assets

For the Year Ended October 31,	2002	2001

Increase (Decrease) in Net Assets From:
OPERATIONS:
Net investment loss	$(154,309)	$(176,514)
Net realized loss	(1,198,814)	(1,589,586)
Unrealized depreciation	(3,188,844)	(7,353,457)

Net Decrease in Net Assets Resulting From Operations	(4,541,967)	(9,119,557)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain Class A	—	(7,163,770)
Net realized gain Class B	—	(448,402)
Net realized gain Class L	—	(38,490)

Decrease in Net Assets From Distributions to Shareholders	—	(7,650,662)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 7):
Class A
Net proceeds from sale of shares	4,859,940	6,975,703
Net asset value of shares issued to shareholders from reinvestment of distributions	—	6,883,130
Cost of shares repurchased	(5,949,444)	(7,485,548)

Total Class A	(1,089,504)	6,373,285

Class B
Net proceeds from sale of shares	593,483	957,749
Net asset value of shares issued to shareholders from reinvestment of distributions	—	400,644
Cost of shares repurchased	(356,130)	(326,863)

Total Class B	237,353	1,031,530

Class L
Net proceeds from sale of shares	1,287,160	726,288
Net asset value of shares issued to shareholders from reinvestment of distributions	—	38,490
Cost of shares repurchased	(193,761)	(96,434)

Total Class L	1,093,399	668,344

Net Increase in Net Assets From
Transactions in Shares of Beneficial Interest	241,248	8,073,159

Net Decrease in Net Assets	(4,300,719)	(8,697,060)

NET ASSETS:
Beginning of period	23,782,538	32,479,598

End of period	$19,481,819	$23,782,538

See Notes to Financial Statements.

11    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Financial Highlights

	Year Ended October 31,

Class A Shares	2002	2001		2000		1999		1998

Net Asset Value, Beginning of Year	$16.13	$31.06		21.44		$16.96		$21.24

Income From Operations:
Net investment loss	(0.093)	(0.111)		(0.525)		(0.196	)†	(0.193	)†
Net realized and unrealized gain (loss)	(2.867)	(7.432)		10.145		4.676		(3.224)

Total From Operations	(2.960)	(7.543)		9.620		4.480		(3.417)

Less Distributions From:
Net investment income	—	—		—		—		—
Net realized gain	—	(7.387)		—		—		(0.863)

Total Distributions	—	(7.387)		—		—		(0.863)

Net Asset Value, End of Year	$13.17	$16.13		$31.06		$21.44		$16.96

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$16,608	$21,529		$30,717		$23,794		$27,802

Ratio of net investment loss to average net assets	1.35%	1.35	%(A)	1.35	%(A)	1.35	%(A)	1.35	%(A)
loss to average net assets	(0.56)%	(0.60)%		(0.82)%		(1.03)%		(0.98)%

Total Return	(18.35)%	(27.89)%		44.87%		26.42%		(16.56)%

Portfolio Turnover Rate	21%	57%		81%		104%		51%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.357)	$(0.345)		$(0.435)		$(0.351	)†	$(0.319	)†
Ratios:
Expenses to average net assets	2.93%	2.61	%(A)	2.18	%(A)	2.16	%(A)	1.99	%(A)
Net investment loss to average net assets	(2.14)%	(1.86)%		(1.65)%		(1.84)%		(1.62)%

†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

12    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Financial Highlights (continued)

						January 4, 1999
	Year Ended October 31,					(Commencement
						of Operations) to
Class B Shares	2002	2001		2000		October 31, 1999

Net Asset Value, Beginning of Year	$15.71	$30.65		$21.31		$18.95

Income From Operations:
Net investment loss	(0.198)	(0.214)		(0.481)		(0.265	)†
Net realized and unrealized gain (loss)	(2.782)	(7.339)		9.821		2.625

Total From Operations	(2.980)	(7.553)		9.340		2.360

Less Distributions From:
Net investment income	—	—		—		—
Net realized gain	—	(7.387)		—		—

Total Distributions	—	(7.387)		—		—

Net Asset Value, End of Year	$12.73	$15.71		$30.65		$21.31

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,562	$1,730		$1,743		$737
Ratio of expenses to average net assets	2.10%	2.10	%(A)	2.10	%(A)	2.10	%(A)*
Ratio of net investment
loss to average net assets	(1.30)%	(1.36)%		(1.55)%		(1.77	)%*

Total Return	(18.97)%	(28.42)%		43.78%		12.45	%**

Portfolio Turnover Rate	21%	57%		81%		104%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.439)	$(0.453)		$(0.621)		$(0.420	)†
Ratios:
Expenses to average net assets	3.68%	3.61	%(A)	2.93	%(A)	2.91	%(A)*
Net investment loss to average net assets	(2.88)%	(2.87)%		(2.40)%		(2.58	)%*

*	Annualized
**	Not Annualized
†	The per share amounts were computed using a monthly average number of shares outstanding during the period.
(A)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

13    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Financial Highlights (continued)

			September 22,
			2000
	Year Ended October 31,		(Commencement
			of Operations) to
Class L Shares	2002	2001	October 31, 2000

Net Asset Value, Beginning of Year	$16.00	$31.06		$32.62

Income From Operations:
Net investment loss	(0.122)	(0.153)		(0.065)
Net realized and unrealized loss	(2.908)	(7.520)		(1.495)

Total From Operations	(3.030)	(7.673)		(1.560)

Less Distributions From:
Net investment income	—	—		—
Net realized gain	—	(7.387)		—

Total Distributions	—	(7.387)		—

Net Asset Value, End of Year	$12.97	$16.00		$31.06

Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$1,312	$523		$19
Ratio of expenses to average net assets	2.10%	2.10	%(A)	2.10	%(A)*
Ratio of net investment loss to average net assets	(1.22)%	(1.37)%		(1.91	)%*

Total Return	(18.94)%	(28.39)%		(4.78	)%**

Portfolio Turnover Rate	21%	57%		81%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed Fund expenses for the periods indicated, the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.280)	$(0.383)		$(0.140)
Ratios:
Expenses to average net assets	3.68%	4.16	%(A)	2.93	%(A)*
Net investment loss to average net assets	(2.80)%	(3.43)%		(2.74)	%*

*	Annualized
**	Not Annualized
(A)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the periods indicated.

14    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements

1. Significant Accounting Policies

Smith Barney Small Cap Growth Opportunities Fund (the “Fund”) is a separate diversified series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Prior to November 1, 2001, the Fund sought to achieve its investment objectives by investing substantially all of its assets in Small Cap Growth Portfolio (the “Portfolio”). On October 29, 2001, the Board of Trustees approved a change in the investment structure of the Fund. Effective November 1, 2001, the Fund withdrew its investment in the Portfolio through an in kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in kind from the Portfolio, the Fund ceased utilizing a hub and spoke investment structure and began investing directly in investment securities. Prior to May 13, 2002, the investment manager of the Fund was Citi Fund Management Inc. Effective May 13, 2002, the investment manager became Smith Barney Fund Management LLC (the “Manager”). Salomon Smith Barney Inc. (“SSB”), serves as the Fund’s distributor, (the “Distributor”) and continues to sell Fund shares to the public as a member of the selling group. Citi Fund Management Inc., Smith Barney Fund Management LLC and Salomon Smith Barney Inc. are subsidiaries of Citigroup.

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended October 31, 2002, the Fund paid transfer agent fees of $24,810 to CTB.

The Fund offers Class A, Class B and Class L shares. Class A shares have a front-end, or initial, sales charge. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Class L shares have a front-end, or initial, sales charge that is lower than Class A shares, pay a higher ongoing distribution fee than Class A shares, and are subject to a deferred sales charge if sold within one year of purchase. Expenses of the Fund are borne pro-rata by the holders of each class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. Class A shares have lower expenses than Class B and Class L shares. For the year ended October 31, 2002, the Fund has been informed that the distributor retained front-end net commissions paid by investors of $15,000 and $7,000 from sales of Class A and Class L shares, respectively and $4,000 and $1,000 in deferred sales charges from redemptions of Class B and Class L shares, respectively.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.Actual results could differ from those estimates.

The significant accounting policies consistently followed by the Fund are as follows:

A. Investment Security Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in 60 days or less, are value at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

15    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount on long-term debt securities. Dividend income is recorded on the ex-dividend date.

C. Federal Taxes The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.At October 31, 2002, the Fund for federal income tax purposes had a loss carryover of $804,000, of which $308,000 will expire in October 2009 and $496,000 which will expire in October 2010.

D. Expenses The Fund bears all costs of its operations other than expenses specifically assumed by the Manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund were charged to that fund.

E. Distributions Distributions to shareholders are recorded on the ex-dividend date.The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund’s capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations. For the year ended October 31, 2002, the Fund reclassified $3,986,512 from paid in capital, $154,309 to accumulated investment loss and $3,832,203 to accumulated realized gain.

F. Repurchase Agreements It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank’s vault, all securities held as collateral in support of repurchase agreements. The Fund requires continued maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

G. Other Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. Management Fees

The Manager is responsible for overall management of the Fund’s business affairs, and has a Management Agreement with the Fund.The Manager or an affiliate also provides certain administrative services to the Fund.These administrative services include providing general office facilities and supervising the overall administration of the Fund.

The management fees paid to the Manager are accrued daily and payable monthly. The management fee is computed at the annual rate of 1.10% of the Funds’ average daily net assets. The management fee amounted to $263,071, all of which was voluntarily waived for the year ended October 31, 2002.

The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Manager, all of whom receive remuneration for their services to the Trust from the Manager or its affiliates.

3. Distribution/Service Fees

The Fund maintains separate Service Plans for Class A, Class B and Class L shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $52,584 for the year ended October 31, 2002. Under the Class B and Class L Service Plans, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B and Class L shares of the Fund, respectively.The Service fees for Class B and Class L shares amounted to $18,716 and $10,102 respectively, for the year ended October 31, 2002. These fees may be used to make payments to the distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing, or other promotional activity, and for preparation, printing and distri-

16    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

bution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders.The Fund also may make payments to the distributor and others for providing personal service or the maintenance of shareholder accounts.

4. Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $5,291,670 and $4,660,563, respectively, for the year ended October 31, 2002.

5. Federal Income Tax Basis of Investments

Then cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 2002, as computed on a federal income tax basis, are as follows:

Aggregate cost	$22,278,211

Gross unrealized appreciation	$2,181,560
Gross unrealized depreciation	(5,044,274)

Net unrealized depreciation	$(2,862,714)

6. Income Tax Information and Distributions to Shareholders

At October 31, 2002 the tax basis components of distributable earnings were:

Undistributed ordinary income	$0
Accumulated capital gains (losses)	($804,122)
Unrealized depreciation	($2,862,714)

The difference between book basis and tax basis unrealized depreciation is attributable primarily to the Fund’s in-kind redemption received in exchange for the Fund’s investment in the Portfolio.

7. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).Transactions in shares of beneficial interest were as follows:

	Year Ended October 31,

	2002	2001

Class A
Shares sold	311,000	376,540
Shares issued to shareholders from reinvestment of distributions	—	362,079
Shares repurchased	(384,834)	(392,995)

Class A net increase (decrease)	(73,834)	345,624

Class B
Shares sold	36,421	50,390
Shares issued to shareholders from reinvestment of distributions	—	21,505
Shares repurchased	(23,841)	(18,682)

Class B net increase	12,580	53,213

Class L
Shares sold	82,234	35,831
Shares issued to shareholders from reinvestment of distributions	—	2,028
Shares repurchased	(13,830)	(5,763)

Class L net increase	68,404	32,096

17    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

8. Assumption of Expenses

The Manager has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended October 31, 2002, which amounted to $114,786, to maintain a voluntary expense limitation of average daily net assets of 1.35%, 2.10% and 2.10% for Class A, Class B and Class L shares, respectively. These voluntary expense limitations may be discontinued at any time.

9. Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement. Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expense of the Plan for the year ended October 31, 2002 and the related liability at October 31, 2002 were not material.

18    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Report of Independent Accountants

To the Trustees and the Shareholders of Smith Barney Trust II:
Smith Barney Small Cap Growth Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Smith Barney Small Cap Growth Opportunities Fund (the “Fund”), a series of Smith Barney Trust II, at October 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 13, 2002

19    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited)

Information about Trustees and Officers The business and affairs of the Smith Barney Small Cap Growth Opportunities Fund (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling Citicorp Trust Bank, fsb at 1-800-451-2010.

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:

Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	35	Board Member,
125 Broad Street			Officer, Landmark City (Real		American Identity Corp.
New York, NY 10004			Estate Development) (since		(doing business as
Age 59			2002); Executive Vice President		Morpheus Technologies)
			and Chief Operations Officer,		(biometric information
			DigiGym Systems (On-line		management) (since
			Personal Training Systems)		2001; consultant since
			(since 2001); Chief Executive		1999); Director, Lapoint
			Officer, Rocket City Enterprises		Industries (Industrial
			(Internet Service Company)		Filter Company) (since
			(since 2000); President, Catalyst		2002); Director,
			(Consulting) (since 1984).		Alzheimer’s Association
(New England Chapter)
(since 1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director, American
125 Broad Street			(Engineering) (since 1999);		Electric Power (Electric
New York, NY 10004			former Chief Executive Officer,		Utility) (since 1999);
Age 65			Radian International L.L.C.		Director,Valero Energy
			(Engineering) (from 1996 to		(Petroleum Refining)
			1998), Member of Management		(since 1999); Director,
			Committee, Signature Science		National Instruments
			(Research and Development)		Corp. (Technology)
			(since 2000).		(since 1994).

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Director,
125 Broad Street			Professor,Texas A&M University		Randall’s Food Markets,
New York, NY 10004			(since 2001); former Dean and		Inc. (from 1990 to
Age 64			Professor of Marketing, College		1999); former Director,
			and Graduate School of Business		First American Bank
			of Texas A & M University (from		and First American
			1987 to 2001).		Savings Bank (from
1994 to 1999).

20    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Mark T. Finn	Trustee	Since 2001	Chairman and Owner,Vantage	35	Former President and
125 Broad Street			Consulting Group, Inc.		Director, Delta
New York, NY 10004			(Investment Advisory and		Financial, Inc.
Age 59			Consulting Firm) (since 1988);		(Investment Advisory
			former Vice Chairman and		Firm) (from 1983 to
			Chief Operating Officer,		1999).
Lindner Asset Management
Company (Mutual Fund
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director, United Telesis,
125 Broad Street			Advisory Partners (Consulting)		Inc. (Telecommuni-
New York, NY 10004			(since January 2000); Managing		cations) (since 1997);
Age 54			Director, Fountainhead Ventures,		Director, eBank.com,
			LLC (Consulting) (from 1998 to		Inc. (since 1997);
			2002); Secretary, Carint N.A.		Director, Andersen
			(Manufacturing) (since 1988);		Calhoun, Inc. (Assisted
			former Treasurer, Hank Aaron		Living) (since 1987);
			Enterprises (Fast Food Franchise)		former Director,
			(from 1985 to 2001); Chairman,		Charter Bank, Inc.
			Gross, Collins & Cress, P.C.		(from 1987 to 1997);
			(Accounting Firm) (since 1980);		former Director,
			Treasurer, Coventry Limited, Inc.		Yu Save, Inc. (Internet
			(since 1985).		Company) (from 1998
to 2000); former
Director, Hotpalm, Inc.
(Wireless Applications)
(from 1998 to 2000);
former Director, Ikon
Ventures, Inc. (from
1997 to 1998).

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former Trustee,The
125 Broad Street			(since 1992).		Highland Family of
New York, NY 10004					Funds (Investment
Age 62					Company) (from March
1997 to March 1998).

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director, Eclipse Funds
125 Broad Street			Management Advisors, LLC		(currently supervises 17
New York, NY 10004			Global Research Associates, Inc.		investment companies
Age 51			(Investment Consulting)		in fund complex) (since 1990)
			(since 1990).	.

21    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director, Comshare,
125 Broad Street			University (since 1996).		Inc. (Information
New York, NY 10004					Technology)
Age 61					(since 1985); former
Director, Indus
(Information
Technology) (from
1995 to 1999).

C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Director,
125 Broad Street			Capital Management		Indonesia Fund
New York, NY 10004			(since 1993).		(Closed-End Fund)
Age 67					(from 1990 to 1999);
Trustee, Morgan
Stanley Institutional
Fund (currently
supervises 75 invest-
ment companies) (since
1993).

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
Age 60			University of Houston
(since 1977);
Independent Consultant
(since 1984).

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John Boyle &
Age 76			Consulting Group, Inc. (Service		Co., Inc. (Textiles)
			Company) (since 1991); Sole		(since 1999); Director,
			Proprietor, Robb Associates		Harbor Sweets, Inc.
			(Consulting) (since 1978);		(Candy) (since 1990);
			Co-owner, Kedron design		Director,W.A.Wilde
			(Gifts) (since 1978); former		Co. (Direct Media)
			President and Treasurer,		(since 1982); Director,
			Benchmark Advisors, Inc.		Alpha Grainger
			(Financial Consulting) (from		Manufacturing, Inc.
			1989 to 2000).		(Electronics) (since
1983); former Trustee,
MFS Family of Funds
(Investment Company)
(from 1985 to 2001);
Harvard Club of Boston
(Audit Committee)
(since 2001).

22    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

INTERESTED
TRUSTEE:

R. Jay Gerken*	Chairman,	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	President		Director, Salomon Smith	of the
New York, NY 10004	and		Barney (since 1996).	Board,
Age 51	Chief			Trustee or
	Executive			Director
	Officer			of 226
OFFICERS:

Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.

Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 42			Treasurer, First Investment
Management Company (from
1988 to 1994).

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
SSB			General Counsel, Global
300 First Stamford Place			Mutual Funds for Citigroup
Stamford, CT 06902			Asset Management (since 1994)
Age 48

*	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Smith Barney Fund Management LLC and certain of its affiliates.

23    Smith Barney Small Cap Growth Opportunities Fund | 2002 Annual Report to Shareholders

(This page intentionally left blank.)

SMITH BARNEY
SMALL CAP GROWTH OPPORTUNITIES FUND

TRUSTEES & OFFICERS	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher	DISTRIBUTOR
Mark T. Finn	Salomon Smith Barney Inc.
R. Jay Gerken, Chairman*
Stephen Randolph Gross
Diana R. Harrington	CUSTODIAN
Susan B. Kerley	State Street Bank
Alan G. Merten	& Trust Company
C. Oscar Morong, Jr.
R. Richardson Pettit	TRANSFER AGENT
Walter E. Robb, III	Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, NY 10004
PRESIDENT
R. Jay Gerken*
SUB-TRANSFER AGENT
PFPC Global Fund Services
SECRETARY	P.O. Box 9699
Robert I. Frenkel*	Providence, RI 02940-9699

SENIOR VICE PRESIDENT	INDEPENDENT
AND CHIEF ADMINISTRATIVE	ACCOUNTANTS
OFFICER	PricewaterhouseCoopers LLP
Lewis E. Daidone*	1177 Avenue of the Americas
New York, NY 10036

TREASURER
Irving P. David*

CONTROLLER
Frances M. Guggino*

* Affiliated Person of
Investment Manager

Smith Barney Small Cap Growth Opportunities Fund

This report is submitted for general information of the shareholders of Smith Barney Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after January 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY SMALL CAP
     GROWTH OPPORTUNITIES FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

Salomon Smith Barney is a service mark of Salomon
Smith Barney Inc.

FD02663 12/02	02-4144

SMITH BARNEY
CAPITAL PRESERVATION FUND

ANNUAL REPORT | OCTOBER 31, 2002

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.℠

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Annual Report • October 31, 2002
SMITH BARNEY CAPITAL
PRESERVATION FUND

FUND OBJECTIVE
The objective of the Fund during the Guarantee Period is to seek some capital growth while preserving principal. During the Post Guarantee Period, the Fund expects to seek long-term growth of capital.

FUND FACTS

FUND INCEPTION

April 3, 2002

	CLASS A	CLASS B	CLASS L

NASDAQ	SPNAX	SPRBX	SPRLX

Average Annual Total Returns as of October 31, 2002 (unaudited)

	Without Sales Charges(1)

	Class A	Class B	Class L

Since Inception*	(0.09)%	(0.48)%	(0.48)%

	With Sales Charges(2)

	Class A	Class B	Class L

Since Inception*	(5.08)%	(5.45)%	(2.50)%

(1)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and L shares.
(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively, and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within first year of purchase.
All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on a fund distribution or the redemption of fund shares.

* Not Annualized

What’s Inside
Letter to Our Shareholders	1
Fund at a Glance	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Notes to Financial Statements	11
Financial Highlights	16
Independent Auditors’ Report	19
Additional Information	20

Investment Products: Not FDIC Insured • Not Bank Guaranteed • May Lose Value

Dear Shareholder:

Enclosed herein is the first annual report for the Smith Barney Capital Preservation Fund (“Fund”) for the period ended October 31, 2002. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow.We hope you find this report to be useful and informative.

Performance Review
For the period ended October 31, 2002, the Fund’s Class A shares, without sales charges, returned negative 0.09%.(1) In comparison, the S&P 500 Index (“S&P 500”)(2) returned negative 15.10% and the Lehman Brothers Aggregate Bond Index (“Lehman Index”)(3) returned 5.89% for the same period.

Investment Strategy
During the Guarantee Period the Fund seeks some capital growth, while preserving principal. Under normal market conditions during the Guarantee Period the Fund’s assets are allocated between:

•	An equity component, consisting primarily of common stocks, with an emphasis on stocks of large capitalization companies, and
•	A fixed income component, consisting primarily of high quality debt instruments.
The manager uses a proprietary model to determine, on an ongoing basis, the percentage of assets allocated to the equity component and to the fixed income component.The model evaluates a number of factors, including, but not limited to:
•	the market value of the Fund’s assets as compared to the aggregate guaranteed amount;
•	the prevailing level of interest rates;
•	equity market volatility; and
•	the length of time remaining until the Guarantee Maturity Date.

The terms of a Financial Guarantee Agreement executed in connection with the Guarantee impose certain limitations on the manner in which the Fund may be managed during the Guarantee Period.The Financial Guarantee Agreement could limit the manager’s ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

Portfolio Manager Market Overview
In our experience, there have been three periods in post-WorldWar stock market history that have evoked the same kinds of anxieties and the sense of foreboding that were present during the last few weeks of the reporting period.Those periods were October of 1962, December of 1974 and December of 1987. Similar to the present, each of those times was characterized by huge declines in the market and highly unusual circumstances that led investors to abandon all hope and to exit the stock market.

In 1962, the market had a full-scale washout in May and June and then it had a good rally. It started dropping in October and then people got really scared because of the Cuban Missile Crisis, as nuclear warheads were in the silos ready to be launched.

(1)	The performance number provided reflects the Fund’s performance since the inception date of 4/03/2002.
(2)	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. Please note that an investor cannot invest directly in an index.
(3)	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. Please note that an investor cannot invest directly in an index.

1    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

People often ask us now,“What if there is a war with Iraq?” To this we reply,“In our view, whatever we have now does not compare to the intense despair and sense of fear that existed in October 1962 when Kennedy and Khrushchev faced off over nuclear missiles in Cuba.”

In December 1974, we had an oil embargo, which caused oil prices to go up eight or nine fold.We had long lines for gasoline. We had a country that was deeply torn apart by Vietnam. We had a disgraced presidency. New York City almost went bankrupt. Inflation was increasing. It was a situation that had not existed in prior memory. It seemed to us that the only worse time for the stock market was during the depression of the 1930s.

We had a record-breaking crash in October of 1987. The market went down approximately 22% in one day. There were insider trading scandals and a real estate bust. The market rallied after that crash. In December, people felt a tremendous sense of despair and it wasn’t until people started shopping in the malls again for Christmas that they realized that the economy wasn’t just going to fall off a cliff.

Over the last two years, many young people in the securities business have asked whether this bear market was similar to that of 1974, which had been the worst decline since the Great Depression. Each time our answer was “No way, no way.” 1974 was just something totally different. It was just day after day of feeling helpless. Work was not just tedious, it was oppressive. Business was dreadful, and the daily declines in the market just led to physical exhaustion. Those of us who had survived the bear market of 1974 wore it like a badge of honor.We thought there would never be another 1974. At the end of September of 2002, we said, “Yes, this was like 1974.” Not only had the market taken on the attributes mentioned above, but also the declines in the stock market averages and the decimation of groups of stocks were very similar in magnitude to what we saw in 1974. Many excellent values were created in 1974. That is the background that we wanted to share as we look ahead. Even though the reasons behind the declines of 1962, 1974 and 1987 were different, we feel that the emotions during each of those periods were virtually identical.

The fixed income market has been largely supported by equity market volatility as investors sought safer havens, particularly in U.S.Treasury securities. In our view, the fixed income market was also supported by solid fundamentals such as low inflation and an extremely accommodative Federal Open Market Committee (“FOMC”)(4). The FOMC lowered short-term interest rates eleven times in 2001 in an effort to boost an ailing economy. Seeing little improvement, the Committee decided to leave the federal funds rate(5) unchanged at its historically low level of 1.75% during each of the six meetings it held throughout the first ten months of 2002 (since the end of this reporting period,the FOMC lowered the fed funds target rate an additional 50 basis points(6) on November 6, 2002 to 1.25%, the lowest level since April of 1958 when the target rate was 1.00%).

Portfolio Manager Market and Fund Outlook
The stock market declined substantially during the early months of the Guarantee Period, while bond rates dropped to over 40-year lows (and bond prices rose).The combination of a falling stock market and a rising bond market caused the Fund to allocate some of its assets out of stocks and into bonds(7). As a result of these market conditions, the Fund’s equity allocation was reduced from a high of 43.1% on May 27, 2002 to a low of 10% on November 20, 2002. Given this low equity allocation, it may be difficult for the Fund to build back to its previous level of equity investment.

(4)	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
(5)	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(6)	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
(7)	Generally, as the market value of the equity component rises, more assets are allocated to the equity component, and as the market value of the equity component declines, more assets are allocated to the fixed income component. Use of the fixed income component during the Guarantee period will reduce the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity cost, compared to a portfolio that is more heavily invested in equities. For example, if interest rates decline significantly or if the value of the equity component declines precipitously, all or a substantial portion of the Fund’s assets may be reallocated to the fixed income portion. If all of the Fund’s assets are reallocated to the fixed income portion, the reallocation may be irreversible. Please see the Fund’s prospectus for more information.

2    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

While the Fund’s future allocation to equities is dependent on market conditions, shareholders who remain in the Fund and reinvest all dividends and distributions will continue to be guaranteed their original investment (net of sales charges and redemptions) at the end of the Guarantee Period(8). Shareholders also have the ability — at any time during the Guarantee Period — to assess their market outlook and risk tolerance in order to determine if another investment option may be more suitable.

Thank you for your investment in the Smith Barney Capital Preservation Fund.We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	Alan Blake	Hersh Cohen	Sandip Bhagat
Chairman	Portfolio Manager	Portfolio Manager	Portfolio Manager

November 18, 2002

The information provided in this letter by the portfolio managers represents the opinion of the portfolio managers and is not intended to be a forecast of future events, a guarantee of future results or investment advice.Views expressed are those of the portfolio managers and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to pages 5 through 7 for a list and percentage breakdown of the Fund’s holdings.Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio managers’ views are as of October 31, 2002 and are subject to change.

(8)	When you hold your investment until the end of the five-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your initial investment (less sales charges) at the end of the Offering Period, reduced to reflect any redemptions, dividends and distributions received in cash and certain Fund expenses, such as taxes and extraordinary expenses. If you choose to redeem your investment on any day other than the Guarantee Maturity Date, your shares will be redeemed at the current net asset value (“NAV”) and the amount returned could be less than that invested.The Guarantee is based on the amount invested as of the first day of the Guarantee Period and does not apply to any earnings realized during the Guarantee Period.As with the sale of any securities, a taxable event may occur if the Fund liquidates securities for asset allocation purposes or at the end of the Guarantee Period. Please keep in mind that the Fund’s NAV will fluctuate.After the Guarantee Period ends, your investment will no longer be protected by the guarantee and will be subject to possible loss of principal.Any exchange into another fund will constitute a taxable event. Fund allocations may change at any time.

3    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Smith Barney Capital Preservation Fund at a Glance

Growth of $10,000 Invested in Class A Shares of the
Smith Barney Capital Preservation Fund vs. Benchmarks

Growth of
a $10,000
Investment
A $10,000 invest-
ment in the Fund’s
made on its incep-
tion date would
have decreased to
$9,492 with sales
charge as of
10/31/02.The
graph shows how
performance of the
Fund’s Class A
Shares compares to
its benchmarks
over the same
period.

The graph includes the initial sales charge on the Fund (no comparable charge exists for the index) and assumes all dividends and distributions from the Fund are reinvested at net asset value.

Notes: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund’s share price and investment return will fluctuate so that the value of an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures “with sales charge” are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund’s returns would have been lower. Investors may not invest directly in an index.

Top Ten Equity Holdings*		Portfolio Breakdown*

1. Berkshire Hathaway, Inc	0.2%

2. Pfizer, Inc	0.2%

3. Microsoft Corp	0.1%

4. Merck & Co., Inc	0.1%

5. Wells Fargo & Co	0.1%

6. Dell Computer Corp	0.1%

7. AOL Time Warner, Inc	0.1%

8. Gillette Co	0.1%

9. The Walt Disney Co	0.1%

10. Merrill Lynch & Co., Inc	0.1%

* As a percentage of total investments. Information as of 10/31/02, subject to change.

4    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Portfolio of Investments		October 31, 2002

SHARES	SECURITY	VALUE

COMMON STOCK — 4.5%
Consumer Discretionary — 0.6%
33,526	Amazon Com, Inc. (a)	$649,063
64,915	AOL Time Warner, Inc. (a)	957,496
16,442	Comcast Corp. (a)	378,330
11,196	Costco Wholesale Corp. (a)	379,880
21,376	Delphi Corp.	148,777
6,701	Dow Jones & Co., Inc.	235,339
10,375	Fairmont Hotels Resorts, Inc.	254,810
6,427	Gannett Inc.	488,002
13,473	Home Depot, Inc.	389,100
22,356	Liberty Media Corp. (a)	184,884
14,771	McDonald’s Corp.	267,503
8,305	USA Interactive (a)	210,449
51,134	The Walt Disney Co.	853,938

		5,397,571

Consumer Staples — 0.5%
17,408	The Coca-Cola Co.	809,124
7,499	General Mills, Inc.	309,859
30,009	Gillette Co.	896,669
4,869	Hershey Foods Corp.	316,826
140	The J.M. Smucker Co.	5,125
8,590	Kimberly-Clark Corp.	442,385
10,845	Kraft Foods, Inc.	428,378
5,376	Procter & Gamble Co.	475,507
8,755	Walgreen Co.	295,481
13,582	Wm. Wrigley Jr. Co.	716,722

		4,696,076

Energy — 0.3%
7,489	BP Amoco PLC	287,952
7,054	ChevronTexaco Corp.	477,062
6,315	ConocoPhillips	306,278
22,382	Encana Corp.	651,316
9,589	Exxon Mobil Corp.	322,766
4,785	Schlumberger Ltd.	191,926

		2,237,300

Financial Services — 0.8%
8,437	American International Group, Inc.	527,734
13,669	Bank One Corp.	527,213
24	Berkshire Hathaway, Inc. (a)	1,780,560
3,751	Chubb Corp.	211,594
13,613	Forest City Enterprises, Inc.	423,364
14,273	Household International, Inc.	339,126
22,264	Merrill Lynch & Co., Inc.	844,919
14,351	Morgan Stanley	558,542
8,997	Old Republic International Corp.	268,201
14,721	The St. Joe Co.	429,559
14,815	St Paul Cos., Inc.	485,932
20,754	Wells Fargo & Co.	1,047,454

		7,444,198

See Notes to Financial Statements.

5    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Portfolio of Investments (continued)		October 31, 2002

SHARES	SECURITY	VALUE

Health Care — 0.7%
15,515	Amgen Inc., (a)	$722,378
13,989	Eli Lilly & Co.	776,390
16,869	Genentech, Inc. (a)	575,064
11,418	Johnson & Johnson	670,808
19,482	Merck & Co., Inc.	1,056,704
52,565	Pfizer, Inc.	1,669,990
8,374	Wyeth	280,529

		5,751,863

Industrials — 0.5%
5,570	3M Co.	707,056
12,463	Burlington Northern Santa Fe Corp.	320,673
16,297	Canadian Pacific Railway, Ltd., Class 1	322,844
3,314	Dover Corp.	83,115
6,300	First Data Corp.	220,122
14,197	Florida East Coast Industry, Inc.	339,308
27,511	General Electric Co.	694,653
7,847	H & R Block, Inc.	348,250
17,536	Molex Inc.	407,361
11,530	Tyco International Ltd.	166,724
7,910	United Parcel Services, Inc.	474,679
8,762	Waste Management, Inc.	201,701

		4,286,486

Information Technology — 0.7%
46,489	CIENA Corp.	171,080
31,433	Cisco Systems, Inc. (a)	351,421
32,521	Corning Inc., (a)	60,814
34,052	Dell Computer Corp. (a)	974,228
47,863	Intel Corp.	828,030
25,723	Juniper Networks, Inc. (a)	149,836
5,623	Mettler-Toledo International, Inc. (a)	168,409
20,649	Microsoft Corp. (a)	1,104,102
44,937	Motorola, Inc.	412,072
2,840	Palm, Inc. (a)	33,938
8,610	Sybase, Inc. (a)	110,294
46,999	Texas Instruments Inc.	745,404
15,803	VERITAS Software Corp. (a)	240,996
14,912	Vishay Intertechnology, Inc. (a)	153,594
22,228	Western Digital Corp. (a)	137,591
23,369	Xilinx, Inc. (a)	443,777

		6,085,586

Materials — 0.2%
12,887	Alcoa, Inc.	284,287
9,583	E. I. Du Pont de Nemour & Co.	395,299
6,907	Nucor Corp.	291,061
7,242	PPG Industries, Inc.	340,591
6,288	Weyerhaeuser Co.	284,847

		1,596,085

See Notes to Financial Statements.

6   Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Portfolio of Investments (continued)		October 31, 2002

SHARES	SECURITY	VALUE

Telecommunication Services — 0.1%
24,248	SBC Communications, Inc.	$622,203
15,176	Verizon Communications, Inc.	573,046

		1,195,249

Utilities — 0.1%
6,665	Allegheny Energy, Inc.	37,991
10,903	Ameren Corp.	440,481
5,824	American Electric Power, Inc.	149,327
6,490	PPL Corp.	224,619

		852,418

	TOTAL COMMON STOCK
	(Cost — $49,650,742)	39,542,832

U.S. TREASURY OBLIGATIONS — 88.3%
	United States Treasury Strip Notes
663,199,000	due 5/15/07	585,612,675
225,000,000	due 8/15/07	196,391,025

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost — $722,193,185)	782,003,700

SHORT-TERM OBLIGATION — 7.2%
47,025,000	United States Treasury Bills (b)
	due 12/19/02 (Cost — $46,924,042)	46,937,863
17,058,000	State Street Repurchase Agreement 1.80% due 11/1/02
	Proceeds at maturity — $17,058,853;
	(Fully collateralized by US Treasury Notes, 0.00% due 1/30/03;
	Market Value — $17,400,120) (Cost — $17,058,000)	17,058,000

	TOTAL SHORT-TERM OBLIGATIONS
	(Cost — $63,982,042)	63,995,863

	TOTAL INVESTMENTS — 100%
	(Cost — $835,825,969*)	$885,542,395

(a)	Non-income producing security
(b)	Security is segregated as collateral for open futures contracts
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

7   Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Statement of Assets and Liabilities	October 31, 2002

ASSETS:
Investments, at value (Cost — $835,825,969)	885,542,395
Cash	1,480
Dividend receivable	37,745
Interest receivable	853

Total Assets	885,582,473

LIABILITIES:
Payable for shares of beneficial interest repurchased	11,223,592
Distribution fees payable (Note 2)	672,412
Management fee payable (Note 2)	560,247
Payable to broker — variation margin	70,558
Accrued expenses and other Liabilities	942,080

Total Liabilities	13,468,889

Total Net Assets	$872,113,584

NET ASSETS:
Par value of shares of beneficial interest	$769
Capital paid in excess of par value	875,316,608
Undistributed net investment income	5,603,696
Accumulated net realized loss from security transactions,
foreign currency transactions and futures contracts	(58,446,605)
Net unrealized appreciation on investments and futures contracts	49,639,116

Total Net Assets	$872,113,584

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($116,466,140/10,232,576 shares outstanding)	$11.38
Offering Price per share ($11.38 ÷ 0.95)	$11.98	*

Class B Shares:
Net Asset Value per share and offering price ($605,061,076/53,347,268 shares outstanding)	$11.34	**

Class L Shares:
Net Asset Value per share ($150,586,368/13,276,954 shares outstanding)	$11.34	**
Offering Price per share ($11.34 ÷ 0.99)	$11.45

*	Based upon single purchases of less than $25,000
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

8    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Statement of Operations

For the Period April 3, 2002 (Commencement of Operations) to October 31, 2002

INVESTMENT INCOME:
Interest	$14,945,205
Dividends	807,428
Less: Foreign withholding tax	(5,267)

Total investment income	15,747,366

EXPENSES:
Management fees (Note 2)	3,263,660
Guarantee fees (Note 8)	3,084,890
Distribution fees Class A (Note 2)	158,375
Distribution fees Class B (Note 2)	3,196,269
Distribution fees Class L (Note 2)	819,669
Legal fees	373,111
Blue sky fees	353,675
Transfer agent fees	324,694
Shareholder reports	145,573
Custody and fund accounting fees	63,596
Audit fees	50,343
Trustees fees	22,717
Registration fees	7,163
Other	69,044

Total Expenses	11,932,779
Less: Aggregate amount waived by the Manager and Distributor (Note 2)	(678,021)

Net Expenses	11,254,758

Net Investment Income	4,492,608

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS (NOTE 3):
Realized loss from investments (excluding short-term securities), foreign
currency transactions and futures contracts	(58,446,822)

Increase in Net Unrealized Appreciation on Investments and Futures Contracts	49,639,116

Net Loss on Investments, Foreign Currency Transactions and Futures Contracts	(8,807,706)

Decrease in Net Assets From Operations	$(4,315,098)

See Notes to Financial Statements.

9    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Statement of Changes in Net Assets

For the Period April 3, 2002
(Commencement of Operations)
to October 31, 2002

OPERATIONS:
Net investment income	$4,492,608
Realized loss from investments (excluding short-term securities), foreign
currency transactions and futures contracts	(58,446,822)
Increase in Net Unrealized Appreciation on Investments and Futures Contracts	49,639,116

Decrease in Net Assets From Operations	(4,315,098)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(237,556)

Decrease in Net Assets From Distributions to Shareholders	(237,556)

FUND SHARE TRANSACTIONS (NOTE 10):
Net proceeds from sales of shares	912,838,310
Net asset value of shares issued for reinvestment of dividends	225,337
Cost of shares reacquired	(36,397,409)

Increase in Net Assets From Fund Share Transactions	876,666,238

Increase in Net Assets	872,113,584
NET ASSETS:
Beginning of period	—

End of period*	$872,113,584

* Includes undistributed net investment income of:	$5,603,696

See Notes to Financial Statements.

10    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements

1. Significant Accounting Policies
The Smith Barney Capital Preservation Fund (the “Fund”), a separate series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund commenced operations on April 3, 2002.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees.Equity securities that are traded primarily on a domestic, foreign exchange, or the Nasdaq Stock Market are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Options are generally valued at the mean of the quoted bid and asked prices. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service,use of which has been approved by the board of trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities,yield,quality,coupon rate,maturity,type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the board of trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the Board of Trustees; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f ) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S.dollars on the date of valuation (although the Fund generally does not expect to hold investments denominated in foreign currencies). Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded;(h) direct expenses are charged to each class;manage-ment fees and general fund expenses are allocated on the basis of relative net assets of each class; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications were made to the Fund’s capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. For the year ended October 31, 2002, the Fund reclassified $1,348,861 from paid in capital to undistributed net investment income; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement, Distribution Agreement and Other Transactions
Smith Barney Fund Management LLC (“SBFM”), a subsidiary of Salomon Smith Barney Holdings Inc. (“SSBH”),

11    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

which, in turn, is a subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund paid SBFM a management fee calculated at an annual rate of 0.35% of the average daily net assets during the Offering Period. The management fees amounted to $178,770 of which $115,048 was voluntarily waived for the period from April 3, 2002 through May 13, 2002. On May 14, 2002, the Fund terminated its Offering Period and implemented the Guarantee Period. The management fee is calculated daily and paid monthly. The management fees amounted to $3,084,890 of which $408,989 was voluntarily waived for the period May 14, 2002 to October 31, 2002.The management fees during the Guarantee Period are computed at annual rate of 0.75% of the Fund’s average daily net assets.

Citicorp Trust Bank, fsb. (“CTB”), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the period April 3, 2002 to October 31, 2002, the Fund paid transfer agent fees of $220,209 to CTB.

Salomon Smith Barney Inc. (“SSB”), another subsidiary of SSBH, acts as the Fund’s distributor. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the period April 3, 2002 to October 31, 2002, SSB and its affiliates received brokerage commissions of $206,661 for the Fund’s portfolio agency transactions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.

For the period April 3, 2002 to October 31, 2002, SSB received sales charges of approximately $1,650,000 and $1,577,000 on sales of the Fund’s Class A and L shares, respectively. In addition, for the period April 3, 2002 to October 31, 2002, CDSCs paid to SSB were approximately:

	Class A	Class B	Class L

CDSCs	$2,000	$423,000	$46,000

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A, B and L shares calculated at the annual rate of .25%, 1.00% and 1.00% of the average daily net assets of each class, respectively. Classes B and L waived 0.75% of this distribution fee during the offering period. For the period April 3, 2002 to October 31, 2002, total Distribution Plan fees were:

	Distribution	Distribution
	Plan Fees	Plan Fees Waived

Class A	$ 158,375	$ —

Class B	$3,196,269	$119,483

Class L	$ 819,669	$ 34,501

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments
During the period April 3, 2002 to October 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases	$1,241,593,022

Sales	$ 385,958,119

At October 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 59,901,227
Gross unrealized depreciation	(11,545,426)

Net unrealized appreciation	$ 48,355,801

12    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

4. Income Tax Information and Distributionsto Shareholders

At October 31, 2002 the tax basis components of distributable earnings were:

Undistributed ordinary income	$ 6,069,298

Accumulated capital gains (losses)	$(57,163,290)

Unrealized appreciation/depreciation	$ 48,355,801

The difference between book basis and tax basis unrealized appreciation is attributable primarily to wash sale loss deferrals

The tax character of distributions paid during the year was:

Ordinary income	$ 237,556

5. Futures Contracts
Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of the each day’s trading.Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

Futures contracts which were open at October 31, 2002 are as follows:

		Aggregate
	Number of	Face Value	Expiration	Unrealized
Contracts	Contracts	of Contracts	Date	Gain/(Loss)

S & P Index Futures (Buy)	45	11,250	December 2002	($77,310)

6. Option Contracts
Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid.When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At October 31, 2002, the Fund held no purchased call options or purchased put options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received.When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.When a written call option is exercised, the proceeds of the security sold will be increased by the premium originally received.When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes.The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond

13    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

the exercise price.The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

No written covered call/put option transactions occurred during the period April 3, 2002 to October 31, 2002.

7. Repurchase Agreements
The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

8.The Guarantee
Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of business on May 13, 2002, less certain expenses. The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund. The Fund pays to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. The guarantee fees amounted to $3,084,890 for the period from May 14, 2002 through October 31, 2002. Please see the prospectus for more information relating to the guarantee arrangement.

9. Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from invest-ments.Translation of foreign currency includes net exchange gains and losses resulting from the disposition of foreign currency and the difference between the amount of investment income, expenses and foreign withholding taxes recorded and the actual amount received or paid.

10. Shares of Beneficial Interest
At October 31, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

At October 31, 2002, total paid-in capital amounted to the following for each class:

	Class A	Class B	Class L

Total paid-in Capital	$116,688,557	$608,477,939	$151,499,742

14     Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

Transactions in shares of each class were as follows:

	For the Period April 3, 2002
	(Commencement of Operations) to

	Shares	Amount

Class A
Shares sold	10,613,282	$120,976,230
Shares issued on reinvestment	4,281	48,804
Shares reacquired	(384,987)	(4,336,477)

Net Increase	10,232,576	$116,688,557

Class B
Shares sold	55,334,410	$630,840,688
Shares issued on reinvestment	12,142	138,420
Shares reacquired	(1,999,284)	(22,501,169)

Net Increase	53,347,268	$608,477,939

Class L
Shares sold	14,124,886	$161,021,392
Shares issued on reinvestment	3,343	38,113
Shares reacquired	(851,275)	(9,559,763)

Net Increase	13,276,954	$151,499,742

11. Trustee Retirement Plan
The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. The Fund’s allocable share of the expenses of the Plan for the period ended October 31, 2002 and the related liability at October 31, 2002 was not material.

12. Capital Loss Carryforward
At October 31, 2002, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $57,163,000 available to offset future capital gains expiring October 31, 2010.To the extent that these carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

13. Tax Information (unaudited)
For Federal tax purposes the Fund hereby designates for the fiscal year ended October 31, 2002

• A corporate dividends received deduction of 10.17%.

A total of 88.66% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

15    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Financial Highlights

For a share of each class of Capital Stock:

	For the Period April 3, 2002
	(Commencement of Operations) to
Class A Shares	October 31, 2002(1)

Net Asset Value, Beginning of Period	$11.40

Income (Loss) From Operations:
Net investment income	0.099
Net realized and unrealized loss	(0.109)

Total Loss From Operations	(0.010)

Less Distributions From:
Net investment income	(0.010)
Net realized gains	—

Total Distributions	(0.010)

Net Asset Value, End of Period	$11.38

Total Return	(0.09	)%**

Net Assets, End of Period (000s)	$116,466

Ratios to Average Net Assets:
Expenses	1.82	%*
Net investment income	1.59	%*

Portfolio Turnover Rate	47%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income per share	0.090
Ratios:
Expenses to average net assets	1.97	%*
Net investment income to average net assets	1.44	%*

*	Annualized
**	Not Annualized
(1)	The per share amounts were computed using a monthly average number of shares outstanding during the period.

See Notes to Financial Statements.

16    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	For the Period April 3, 2002
	(Commencement of Operations) to
Class B Shares	October 31, 2002(1)

Net Asset Value, Beginning of Period	$11.40

Income (Loss) From Operations:
Net investment income	0.055
Net realized and unrealized loss	(0.109)

Total Loss From Operations	(0.054)

Less Distributions From:
Net investment income	(0.006)
Net realized gains	—

Total Distributions	(0.006)

Net Asset Value, End of Period	$11.34

Total Return	(0.48	)%**

Net Assets, End of Period (000s)	$605,061

Ratios to Average Net Assets:
Expenses	2.52	%*
Net investment income	0.87	%*

Portfolio Turnover Rate	47%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income per share	$0.046
Ratios:
Expenses to average net assets	2.66	%*
Net investment income to average net assets	0.73	%*

*	Annualized
**	Not Annualized
(1)	The per share amounts were computed using a monthly average number of shares outstanding during the period.

See Notes to Financial Statements.

17    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	For the Period April 3, 2002
	(Commencement of Operations) to
Class L Shares	October 31, 2002(1)

Net Asset Value, Beginning of Period	$11.40

Income (Loss) From Operations:
Net investment income	0.055
Net realized and unrealized loss	(0.109)

Total Loss From Operations	(0.054)

Less Distributions From:
Net investment income	(0.006)
Net realized gains	—

Total Distributions	(0.006)

Net Asset Value, End of Period	$11.34

Total Return	(0.48	)%**

Net Assets, End of Period (000s)	$150,586

Ratios to Average Net Assets:
Expenses	2.52	%*
Net investment income	0.87	%*

Portfolio Turnover Rate	47%

Note: If Agents of the Fund had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:
Net investment income per share	$0.046
Ratios:
Expenses to average net assets	2.66	%*
Net investment income to average net assets	0.73	%*

*	Annualized
**	Not Annualized
(1)	The per share amounts were computed using a monthly average number of shares outstanding during the period.

See Notes to Financial Statements.

18    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Independent Auditors' Report

To the Shareholders and Board of Trustees
of the Smith Barney Trust II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Capital Preservation Fund of Smith Barney Trust II (the “Trust”) as of October 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the period April 3, 2002 (Commencement of Operations) through October 31, 2002.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Smith Barney Capital Preservation Fund of Smith Barney Trust II as of October 31, 2002, and the results of its operations, the changes in its net assets and financial highlights for the period April 3, 2002 through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
December 11, 2002

19    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited)

Information about Trustees and Officers The business and affairs of the Smith Barney Capital Preservation Fund (the “Fund”) are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed. The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling Citicorp Trust Bank, fsb. at 1-800-451-2010 or Primerica Shareholder Services at 1-800-544-5445.

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:

Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	35	Board Member,
125 Broad Street			Officer, Landmark City (Real		American Identity Corp.
New York, NY 10004			Estate Development) (since		(doing business as
Age 59			2002); Executive Vice President		Morpheus Technologies)
			and Chief Operations Officer,		(biometric information
			DigiGym Systems (On-line		management) (since
			Personal Training Systems)		2001; consultant since
			(since 2001); Chief Executive		1999); Director, Lapoint
			Officer, Rocket City Enterprises		Industries (Industrial
			(Internet Service Company)		Filter Company) (since
			(since 2000); President, Catalyst		2002); Director,
			(Consulting) (since 1984).		Alzheimer’s Association
(New England Chapter)
(since 1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director, American
125 Broad Street			(Engineering) (since 1999);		Electric Power (Electric
New York, NY 10004			former Chief Executive Officer,		Utility) (since 1999);
Age 65			Radian International L.L.C.		Director,Valero Energy
			(Engineering) (from 1996 to		(Petroleum Refining)
			1998), Member of Management		(since 1999); Director,
			Committee, Signature Science		National Instruments
			(Research and Development)		Corp. (Technology)
			(since 2000).		(since 1994).

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Director,
125 Broad Street			Professor,Texas A&M University		Randall’s Food Markets,
New York, NY 10004			(since 2001); former Dean and		Inc. (from 1990 to
Age 64			Professor of Marketing, College		1999); former Director,
			and Graduate School of Business		First American Bank
			of Texas A & M University (from		and First American
			1987 to 2001).		Savings Bank (from
1994 to 1999).

Mark T. Finn	Trustee	Since 2001	Chairman and Owner,Vantage	35	Former President and
125 Broad Street			Consulting Group, Inc.		Director, Delta
New York, NY 10004			(Investment Advisory and		Financial, Inc.
Age 59			Consulting Firm) (since 1988);		(Investment Advisory
			former Vice Chairman and		Firm) (from 1983 to
			Chief Operating Officer,		1999).
Lindner Asset Management
Company (Mutual Fund
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).

20    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director, United Telesis,
125 Broad Street			Advisory Partners (Consulting)		Inc. (Telecommuni-
New York, NY 10004			(since January 2000); Managing		cations) (since 1997);
Age 54			Director, Fountainhead Ventures,		Director, eBank.com,
			LLC. (Consulting) (from 1998 to		Inc. (since 1997);
			2002); Secretary, Carint N.A.		Director, Andersen
			(Manufacturing) (since 1988);		Calhoun, Inc. (Assisted
			former Treasurer, Hank Aaron		Living) (since 1987);
			Enterprises (Fast Food Franchise)		former Director,
			(from 1985 to 2001); Chairman,		Charter Bank, Inc.
			Gross, Collins & Cress, P.C.		(from 1987 to 1997);
			(Accounting Firm) (since 1980);		former Director,
			Treasurer, Coventry Limited, Inc.		Yu Save, Inc. (Internet
			(since 1985).		Company) (from 1998
to 2000); former
Director, Hotpalm, Inc.
(Wireless Applications)
(from 1998 to 2000);
former Director, Ikon
Ventures, Inc. (from
1997 to 1998).

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former Trustee,The
125 Broad Street			(since 1992).		Highland Family of
New York, NY 10004					Funds (Investment
Age 62					Company) (from March
1997 to March 1998).

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director, Eclipse Funds
125 Broad Street			Management Advisors, LLC		(currently supervises 17
New York, NY 10004			Global Research Associates, Inc.		investment companies
Age 51			(Investment Consulting)		in fund complex)
			(since 1990).		(since 1990).

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director, Comshare,
125 Broad Street			University (since 1996).		Inc. (Information
New York, NY 10004					Technology)
Age 61					(since 1985); former
Director, Indus
(Information
Technology) (from
1995 to 1999).

C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Director,
125 Broad Street			Capital Management		Indonesia Fund
New York, NY 10004			(since 1993).		(Closed-End Fund)
Age 67					(from 1990 to 1999);
Trustee, Morgan
Stanley Institutional
Fund (currently
supervises 75 invest-
ment companies) (since
1993).

21    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
125 Broad Street			University of Houston
New York, NY 10004			(since 1977);
Age 60			Independent Consultant
(since 1984).

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John Boyle &
125 Broad Street			Consulting Group, Inc. (Service		Co., Inc. (Textiles)
New York, NY 10004			Company) (since 1991); Sole		(since 1999); Director,
Age 76			Proprietor, Robb Associates		Harbor Sweets, Inc.
			(Consulting) (since 1978);		(Candy) (since 1990);
			Co-owner, Kedron Design		Director,W.A.Wilde
			(Gifts) (since 1978); former		Co. (Direct Media)
			President and Treasurer,		(since 1982); Director,
			Benchmark Advisors, Inc.		Alpha Grainger
			(Financial) (from 1989 to 2000).		Manufacturing, Inc.
(Electronics) (since
1983); former Trustee,
MFS Family of Funds
(Investment Company)
(from 1985 to 2001);
Harvard Club of Boston
(Audit Committee)
(since 2001).

INTERESTED
TRUSTEE:

R. Jay Gerken*	Chairman,	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	President		Director, Salomon Smith	of the
New York, NY 10004	and		Barney (since 1996).	Board,
Age 51	Chief			Trustee or
	Executive			Director
	Officer			of 226
OFFICERS:

Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.

Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 42			Treasurer, First Investment
Management Company (from
1988 to 1994).

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

22    Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
SSB			General Counsel, Global
300 First Stamford Place			Mutual Funds for Citigroup
Stamford, CT 06902			Asset Management (since 1994)
Age 48

*Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Smith Barney Fund Management LLC and certain of or its affiliates.

23   Smith Barney Capital Preservation Fund | 2002 Annual Report to Shareholders

(This page intentionally left blank.)

SMITH BARNEY
CAPITAL PRESERVATION FUND

TRUSTEES & OFFICERS
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken*
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III

PRESIDENT
R. Jay Gerken*

SECRETARY
Robert I. Frenkel*

SENIOR VICE PRESIDENT AND CHIEF
ADMINISTRATIVE OFFICER
Lewis E. Daidone*

TREASURER
Irving P. David*

CONTROLLER
Frances M. Guggino*

*  Affiliated Person of Investment Manager

INVESTMENT MANAGER
Smith Barney Fund Management

DISTRIBUTOR
Salomon Smith Barney Inc. PFS Distributors, Inc.

CUSTODIAN
State Street Bank &Trust Company

TRANSFER AGENT
Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

AUDITORS
KPMG, LLP
757 Third Avenue
New York, New York 10017

Smith Barney Capital Preservation Fund

This report is submitted for the general information of shareholders of Smith Barney Capital Preservation Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund’s investment policies and expenses as well as other pertinent information. If used as sales material after January 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CAPITAL PRESERVATION FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02664 12/02

02-4157

SMITH BARNEY CAPITAL PRESERVATION FUND II

ANNUAL REPORT | OCTOBER 31, 2002

Smith Barney Mutual Funds

Your Serious Money. Professionally Managed.℠

NOT FDIC INSURED • NOT BANK GUARANTEED • MAY LOSE VALUE

Annual Report • October 31, 2002

SMITH BARNEY CAPITAL PRESERVATION FUND II

What’s Inside

Letter to Our Shareholders	1

Schedule of Investments	3

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Notes to Financial Statements	7

Financial Highlights	12

Independent Auditors’ Report	15

Additional Information	16

Investment Products: Not FDIC Insured • Not Bank Guaranteed • May Lose Value

Dear Shareholder:

Enclosed herein is the first annual report for the Smith Barney Capital Preservation Fund II for the period ended October 31, 2002. As a shareholder you can expect to receive a shareholder report, like this one, every six months. We encourage you to read it to stay informed of the progress of your investment. In this report, we summarize what we believe to be the period’s prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund’s performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Investment Strategy

During the Guarantee Period1, the Fund seeks some capital growth, while preserving principal. Under normal market conditions, during the Guarantee Period the Fund’s assets are allocated between:

An equity component, consisting primarily of common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, and
A fixed income component, consisting primarily of high quality debt instruments.

The Manager uses a proprietary model to determine, on an ongoing basis, the percentage of assets allocated to the equity component and to the fixed income component. The model evaluates a number of factors, including, but not limited to:

the market value of the Fund’s assets as compared to the aggregate guaranteed amount;
the prevailing level of interest rates;
equity market volatility; and
the length of time remaining until the Guarantee Maturity Date.

Generally as the market value of the equity component rises, more assets are allocated to the equity component, and as the market value of the equity component declines, more assets are allocated to the fixed income component. There may be times during the Guarantee Period when the Fund’s allocation of assets to equities may be substantially limited or entirely precluded.2 In addition, the terms of a Financial Guarantee Agreement executed in connection with the Guarantee impose certain limitations on the manner in which the Fund may be managed during the Guarantee Period. The Financial Guarantee Agreement could limit the Managers’ ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

Portfolio Manager Market Overview

This has been a very difficult year for the equity markets as the strength of the U.S. economy was brought into question while virtually all major equity indices dropped to their lowest levels in several years. Unless the stock market dramatically rallies by year-end, we believe it is possible that many major equity indices may finish the calendar year down for the third year in a row. Such an occurrence of consecutive retreats has not happened in over 60 years. Until recently, many thought the benchmark for bear markets was that of 1973-1974, but now it appears the current period has eclipsed this earlier one in terms of length and severity.

[1]	When you hold your investment until the end of the five-year Guarantee Maturity Date, your account will be worth no less than your initial investment (less sales charges) at the end of the Offering Phase, minus any redemptions, dividends and distributions you have received in cash and certain Fund expenses, such as interest, taxes and extraordinary expenses. If you choose to redeem your investment on any other day than the Guarantee Maturity Date, the amount returned could be less than that invested. If you sell your shares during the Guarantee Period, shares are redeemed at the current net asset value (“NAV”), which may be more or less than your original investment.The Guarantee is based on the amount invested as of the first day of the Guarantee Period and does not apply to any earnings realized during the Guarantee Period.As with the sale of any securities, a taxable event may occur if the Fund liquidates securities for asset allocation purposes or at the end of the Guarantee Period. Please keep in mind that the Fund’s NAV will fluctuate.After the Guarantee Period ends, your investment will no longer be protected by the guarantee and will be subject to possible loss of principal.
[2]	Use of the fixed income component during the Guarantee Period will reduce the Fund’s ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. If the value of the stock component were to decline substantially during the Guarantee Period or upon the occurrence of certain non-market-related events, the Fund may be completed and irreversibly 100% reallocated to fixed income. Please see the Fund’s prospectus for more information.

1 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

The fixed income market has been largely supported by equity market volatility as investors sought safer havens, particularly in U.S.Treasury securities. In our view, the fixed income market was also supported by solid fundamentals such as low inflation and an extremely accommodative Federal Open Market Committee (“FOMC”).3 The FOMC lowered short-term interest rates eleven times in 2001 in an effort to boost an ailing economy. Seeing little improvement, the Committee decided to leave the federal funds rate4 unchanged at its historically low level of 1.75% during each of the six meetings it held throughout the first ten months of 2002 (since the end of this reporting period, the FOMC lowered the fed funds rate target an additional 50 basis points5 on November 6, 2002 to 1.25%, the lowest level since April of 1958 when the target was 1.00%).

Portfolio Manager Market Outlook

We are often asked about the catalyst that would generate a better market environment. If one looks at the periods after major market lows in the last few decades, it is often difficult to pick out a catalyst early on. Having said this, clearing up uncertainty with regard to Iraq probably heads every one’s most likely “catalyst”. Our candidate for “catalyst” is the price of oil falling to the $18-$22 per barrel level regardless of whether we go to war with Iraq.A decline from the current $26-$28 per barrel range would represent, in effect, a major tax cut for the world economy, especially the emerging market economies most dependent on oil.

We also would like to meet head on concerns that interest rates might rise next year, compromising the ability of stocks to move higher. We believe the 2003 market may resemble events that followed the stock market bottom of December 1974. The stock market rallied substantially between then and June 30, 1975, while yields on U.S.Treasuries surged into double-digits. Thus, a major bear market for bonds coexisted with double-digit gains for stocks in the same period. We suspect things may play out along similar lines beginning in 2003.

Thank you for your investment in the Smith Barney Capital Preservation Fund II. We look forward to continuing to help you meet your investment objectives.

Sincerely,

R. Jay Gerken	John Goode
Chairman	Portfolio Manager

Peter Hable	Sandip Bhagat
Portfolio Manager	Portfolio Manager

November 18, 2002

The information provided in this letter by the portfolio managers represents the opinion of the portfolio managers and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed are those of the portfolio managers and may differ from those of other portfolio managers or of the firm as a whole. Furthermore, there is no assurance that certain securities will remain in or out of the Fund or that the percentage of the Fund’s assets in various sectors will remain the same. Please refer to page 3 for a list and percentage breakdown of the Fund’s holdings. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the portfolio managers’ views are as of October 31, 2002 and are subject to change.

[3]	The FOMC is a policy-making body of the Federal Reserve System responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
[4]	The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[5]	A basis point is one one-hundredth (1/100 or 0.01) of one percent.

2 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Schedule of Investments		October 31, 2002

FACE
AMOUNT	SECURITY	VALUE

U.S.TREASURY OBLIGATIONS — 90.9%
$600,178,000	U.S. Treasury Bills 1.65% due 11/7/02
	(Cost — $600,025,955)	$600,025,955

REPURCHASE AGREEMENT — 9.1%
60,067,000	State Street Repurchase Agreement 1.80% due 11/1/02
	Proceeds at maturity — $60,070,003;
	(Fully collateralized by US Treasury Notes, 2.875% due 6/30/04;
	Market Value — $61,269,888) (Cost — $60,067,000)	60,067,000

	TOTAL INVESTMENTS — 100%
	(Identified Cost — $660,092,955*)	$660,092,955

* Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

3 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Statement of Assets and Liabilities	October 31, 2002

ASSETS:
Investments, at value (Cost — $660,092,955)	$660,092,955
Cash	1,000
Receivable for shares of beneficial interest sold	213,218,411
Interest receivable	3,003

Total Assets	873,315,369

LIABILITIES:
Payable for shares of beneficial interest repurchased	2,654,542
Distribution fees payable (Note 2)	252,216
Dividends payable	170,349
Accrued expenses	106,772

Total Liabilities	3,183,879

Total Net Assets	$870,131,490

NET ASSETS:
Par value of shares of beneficial interest	$763
Capital paid in excess of par value	869,867,772
Undistributed net investment income	262,955

Total Net Assets	$870,131,490

Computation of
Class A Shares:
Net Asset Value and redemption price per share ($74,551,634/6,539,617 shares outstanding)	$11.40
Offering Price per share ($11.40 ÷ 0.95)	$12.00	*

Class B Shares:
Net Asset Value per share ($673,366,952/59,067,276 shares outstanding)	$11.40	**

Class L Shares:
Net Asset Value per share ($122,212,904/10,720,430 shares outstanding)	$11.40	**
Offering Price per share ($11.40 ÷ 0.99)	$11.52

*	Based upon single purchases of less than $25,000.
**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

4 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Statement of Operations
For the Period September 24, 2002 (Commencement of Operations) to October 31, 2002
INVESTMENT INCOME (NOTE 1):
Interest Income	$543,815

EXPENSES:
Management fees (Note 2)	130,691
Distribution fees Class A (Note 2)	6,818
Distribution fees Class B (Note 2)	293,181
Distribution fees Class L (Note 2)	52,950
Audit fees	30,000
Blue sky fees	28,348
Shareholder communications	16,667
Custody fees	15,000
Legal fees	10,000
Registration fees	5,915
Transfer agent fees	2,000
Trustee fees	1,500
Other	1,000

Total Expenses	594,070
Less: Aggregate amounts waived by the Manager and Distributor (Note 2)	(220,685)

Net Expenses	373,385

Net Investment Income and Increase in Net Assets From Operations	$170,430

See Notes to Financial Statements.

5 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Statement of Changes in Net Assets

For the Period September 24, 2002
(Commencement of Operations)
to October 31, 2002

OPERATIONS:
Net investment income	$ 170,430

Increase in Net Assets From Operations	170,430

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(170,430)

Decrease in Net Assets From Distributions to Shareholders	(170,430)

FUND SHARE TRANSACTIONS (NOTE 9):
Net proceeds from sale of shares	875,240,576
Cost of shares reacquired	(5,109,086)

Increase in Net Assets From Fund Share Transactions	870,131,490

Increase in Net Assets	870,131,490
NET ASSETS:
Beginning of period	—

End of period*	$870,131,490

*Includes undistributed net investment income of:	$ 262,955

See Notes to Financial Statements.

6 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Notes to Financial Statements

1. Significant Accounting Policies

The Smith Barney Capital Preservation Fund II (the “Fund”), a separate series of Smith Barney Trust II (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.The Fund commenced operations on September 24, 2002. The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value as determined by or under the direction of the Board of Trustees. Equity securities that are traded primarily on a domestic, foreign exchange, or the Nasdaq Stock Market are valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Options are generally valued at the mean of the quoted bid and asked prices. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the board of trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Board of Trustees. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the board of trustees; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation (although the Fund generally does not expect to hold investments denominated in foreign currencies). Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications were made to the Fund’s capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. For the year ended October 31, 2002, the Fund reclassified $262,955 from paid in capital to undistributed net investment income; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.  Management Agreement, Distribution Agreement and Other Transactions

Smith Barney Fund Management LLC (“SBFM”), a subsidiary of Salomon Smith Barney Holdings Inc., which, in turn, is a subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.35% of the average daily net assets during the Offering Period and 0.75% of the average daily net assets during the Guarantee Period. The Guarantee Period will commence on November 4, 2002. The management fee is calculated daily and paid monthly.The management fee amounted to $130,691, all of which was voluntarily waived for the period ended October 31, 2002.

7 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acts as the Fund’s transfer agent and PFPC Global Fund Services (“PFPC”) acts as the Fund’s sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the period ended October 31, 2002, the Fund paid no transfer agent fees to CTB.

Salomon Smith Barney Inc. (“SSB”), another subsidiary of SSBH, acts as the Fund’s distributor. In addition, SSB acts as the primary broker for the Fund’s portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the period ended October 31, 2002, SSB and its affiliates received no brokerage commissions for the Fund’s portfolio agency transactions.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.

For the period ended October 31, 2002, SSB received sales charges of approximately $886,000 and $955,000 on sales of the Fund’s Class A and L shares, respectively. In addition, for the period ended October 31, 2002, CDSCs paid to SSB were approximately:

	Class A	Class B	Class L

CDSCs	$—	$15,000	$—

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A, B and L shares calculated at the annual rate of .25%, 1.00% and 1.00% of the average daily net assets of each class, respectively. Classes B and L waived 0.75% of this distribution fee during the offering period. For the period ended October 31, 2002, total Distribution Plan fees were:

	Distribution	Distribution
	Plan Fees	Plan Fees Waived

Class A	$6,818	$—

Class B	$293,181	$76,227

Class L	$52,950	$13,767

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the period ended October 31, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases	$ —

Sales	—

At October 31, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—

Net unrealized appreciation (depreciation)	—

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of the each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract.

8 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

The Fund enters into such contracts to hedge a portion of its portfolio.The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At October 31, 2002, the Fund had no open futures contracts.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid.When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option.When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

At October 31, 2002, the Fund held no purchased call options or purchased put options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated.When a written call option is exercised, the proceeds of the security sold will be increased by the premium originally received.When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes.The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

No written covered call/put option transactions occurred during the period ended October 31, 2002.

6. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7. The Guarantee

Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of business on October 31, 2002, less certain expenses. The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund. The Fund will pay to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. Please see the prospectus for more information relating to the guarantee arrangement.

9 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

8. Income Tax Information and Distributions to Shareholders

At October 31, 2002 the tax basis components of distributable earnings were:

Undistributed ordinary income	$316,136

The tax character of distributions paid during the year was:

Ordinary income	$170,430

9. Shares of Beneficial Interest

At October 31, 2002, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

At October 31, 2002, total paid-in capital amounted to the following for each class:

	Class A	Class B	Class L

Total paid-in Capital	$74,551,634	$673,366,952	$122,212,904

Transactions in shares of each class were as follows:

	For the Period September 24, 2002
	(Commencement of Operations)
	to October 31, 2002

	Shares	Amount

Class A
Shares sold	6,886,963	$78,511,378
Shares issued on reinvestment	—	—
Shares reacquired	(347,346)	(3,959,744)

Net Increase	6,539,617	$74,551,634

Class B
Shares sold	59,164,503	$674,475,339
Shares issued on reinvestment	—	—
Shares reacquired	(97,227)	(1,108,387)

Net Increase	59,067,276	$673,366,952

Class L
Shares sold	10,724,023	$122,253,859
Shares issued on reinvestment	—	—
Shares reacquired	(3,593)	(40,955)

Net Increase	10,720,430	$122,212,904

10 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Notes to Financial Statements (continued)

10.Trustee Retirement Plan

The Trustees of the Fund have adopted a Retirement Plan for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted are required to retire effective December 31, 2003).Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the calendar year ending on or immediately prior to the applicable Trustee’s retirement.Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded.The Fund’s allocable share of the expenses of the Plan for the period ended October 31, 2002 and the related liability at October 31, 2002 was not material.

11.Tax Information (unaudited)

For Federal tax purposes the Fund hereby designates for the fiscal year ended October 31, 2002, a total of 4.66% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.

11 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Financial Highlights

For a share of each class of Capital Stock:

	For the Period September 24, 2002
	(Commencement of Operations) to
Class A Shares	October 31, 2002(1)

Net Asset Value, Beginning of Period	$11.40

Income From Operations:
Net investment income	0.006
Net realized and unrealized gain	0.004

Total Income From Operations	0.010

Less Distributions From:
Net investment income	(0.010)

Total Distributions	(0.010)

Net Asset Value, End of Period	$11.40

Total Return	0.09	%**

Net Assets, End of Period (000s)	$74,552

Ratios to Average Net Assets:
Expenses	0.68	%*
Net investment income	0.76	%*

Portfolio Turnover Rate	—

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed expenses the net investment income per share and the ratios would have been as follows:
Net investment income per share	$0.002
Ratios:
Expenses to average net assets	1.24	%*
Net investment income to average net assets	0.20	%*

*	Annualized
**	Not Annualized
(1)	The per share amounts were computed using a monthly average number of shares outstanding during the period.

12 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	For the Period September 24, 2002
	(Commencement of Operations) to
Class B Shares	October 31, 2002(1)

Net Asset Value, Beginning of Period	$11.40

Income From Operations:
Net investment income	0.004
Net realized and unrealized gain	0.002

Total Income From Operations	0.006

Less Distributions From:
Net investment income	(0.006)

Total Distributions	(0.006)

Net Asset Value, End of Period	$11.40

Total Return	0.05	%**

Net Assets, End of Period (000s)	$673,367

Ratios to Average Net Assets:
Expenses	0.97	%*
Net investment income	0.41	%*

Portfolio Turnover Rate	—

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed expenses the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.001)
Ratios:
Expenses to average net assets	1.53	%*
Net investment loss to average net assets	(0.15	)%*

*	Annualized
**	Not Annualized
(1)	The per share amounts were computed using a monthly average number of shares outstanding during the period.

13 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Financial Highlights (continued)

For a share of each class of Capital Stock:

	For the Period September 24, 2002
	(Commencement of Operations) to
Class L Shares	October 31, 2002(1)

Net Asset Value, Beginning of Period	$11.40

Income From Operations:
Net investment income	0.004
Net realized and unrealized gain	0.002

Total Income From Operations	0.006

Less Distributions From:
Net investment income	(0.006)

Total Distributions	(0.006)

Net Asset Value, End of Period	$11.40

Total Return	0.05	%**

Net Assets, End of Period (000s)	$122,213

Ratios to Average Net Assets:
Expenses	0.97	%*
Net investment income	0.41	%*

Portfolio Turnover Rate	—

Note: If Agents of the Fund had not voluntarily waived a portion of their fees and assumed expenses the net investment loss per share and the ratios would have been as follows:
Net investment loss per share	$(0.001)
Ratios:
Expenses to average net assets	1.53	%*
Net investment loss to average net assets	(0.15	)%*

*	Annualized
**	Not Annualized
(1)	The per share amounts were computed using a monthly average number of shares outstanding during the period.

14 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Independent Auditors’ Report

To the Shareholders and Board of Trustees
of the Smith Barney Trust II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Capital Preservation Fund II of Smith Barney Trust II (the “Trust”) as of October 31, 2002, and the related statements of operations, changes in net assets, and financial highlights for the period September 24, 2002 (Commencement of Operations) through October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian.An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material aspects, the financial position of Smith Barney Capital Preservation Fund II of Smith Barney Trust II as of October 31, 2002, and the results of its operations, changes in its net assets and financial highlights for the period September 24, 2002 through October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

New York, New York
December 11, 2002

15 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Additional Information (unaudited)

Information about Trustees and Officers The business and affairs of the Smith Barney Capital Presentation Fund II (the “Fund”) are managed under the direction of the Fund Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. Each Trustee and officer holds office for his or her lifetime, unless that individual resigns, retires or is otherwise removed.The Statement of Additional Information includes additional information about Fund Trustees and is available, without charge, upon request by calling Citicorp Trust Bank, fsb. at 1-800-451-2010 or Primerica Shareholder Services at 1-800-544-5445.

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

NON-INTERESTED
TRUSTEES:

Elliott J. Berv	Trustee	Since 2001	President and Chief Operations	35	Board Member,
125 Broad Street			Officer, Landmark City (Real		American Identity Corp.
New York, NY			Estate Development) (since		(doing business as
Age 59			2002); Executive Vice President		Morpheus Technologies)
			and Chief Operations Officer,		(biometric information
			DigiGym Systems (On-line		management) (since
			Personal Training Systems)		2001; consultant since
			(since 2001); Chief Executive		1999); Director, Lapoint
			Officer, Rocket City Enterprises		Industries (Industrial
			(Internet Service Company)		Filter Company) (since
			(since 2000); President, Catalyst		2002); Director,
			(Consulting) (since 1984).		Alzheimer’s Association
(New England Chapter)
(since 1998).

Donald M. Carlton	Trustee	Since 2001	Consultant, URS Corporation	30	Director, American
125 Broad Street			(Engineering) (since 1999);		Electric Power (Electric
New York, NY 10004			former Chief Executive Officer,		Utility) (since 1999);
Age 65			Radian International L.L.C.		Director,Valero Energy
			(Engineering) (from 1996 to		(Petroleum Refining)
			1998), Member of Management		(since 1999); Director,
			Committee, Signature Science		National Instruments
			(Research and Development)		Corp. (Technology)
			(since 2000).		(since 1994).

A. Benton Cocanougher	Trustee	Since 2001	Dean Emeritus and Wiley	30	Former Director,
125 Broad Street			Professor,Texas A&M University		Randall’s Food Markets,
New York, NY 10004			(since 2001); former Dean and		Inc. (from 1990 to
Age 64			Professor of Marketing, College		1999); former Director,
			and Graduate School of Business		First American Bank
			of Texas A & M University (from		and First American
			1987 to 2001).		Savings Bank (from
1994 to 1999).

Mark T. Finn	Trustee	Since 2001	Chairman and Owner,Vantage	35	Former President and
125 Broad Street			Consulting Group, Inc.		Director, Delta
New York, NY 10004			(Investment Advisory and		Financial, Inc.
Age 59			Consulting Firm) (since 1988);		(Investment Advisory
			former Vice Chairman and		Firm) (from 1983 to
			Chief Operating Officer,		1999).
Lindner Asset Management
Company (Mutual Fund
Company) (from March 1999
to 2001); former General
Partner and Shareholder,
Greenwich Ventures, LLC
(Investment Partnership)
(from 1996 to 2001); former
President, Secretary, and
Owner, Phoenix Trading Co.
(Commodity Trading Advisory
Firm) (from 1997 to 2000).

16 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Stephen Randolph Gross	Trustee	Since 2001	Partner, Capital Investment	30	Director, United Telesis,
125 Broad Street			Advisory Partners (Consulting)		Inc. (Telecommuni-
New York, NY 10004			(since January 2000); Managing		cations) (since 1997);
Age 54			Director, Fountainhead Ventures,		Director, eBank.com,
			LLC. (Consulting) (from 1998 to		Inc. (since 1997);
			2002); Secretary, Carint N.A.		Director, Andersen
			(Manufacturing) (since 1988);		Calhoun, Inc. (Assisted
			former Treasurer, Hank Aaron		Living) (since 1987);
			Enterprises (Fast Food Franchise)		former Director,
			(from 1985 to 2001); Chairman,		Charter Bank, Inc.
			Gross, Collins & Cress, P.C.		(from 1987 to 1997);
			(Accounting Firm) (since 1980);		former Director,
			Treasurer, Coventry Limited, Inc.		Yu Save, Inc. (Internet
			(since 1985).		Company) (from 1998
to 2000); former
Director, Hotpalm, Inc.
(Wireless Applications)
(from 1998 to 2000);
former Director, Ikon
Ventures, Inc. (from
1997 to 1998).

Diana R. Harrington	Trustee	Since 1992	Professor, Babson College	35	Former Trustee,The
125 Broad Street			(since 1992).		Highland Family of
New York, NY 10004					Funds (Investment
Company) (from March
1997 to March 1998).

Susan B. Kerley	Trustee	Since 1992	Consultant, Strategic	35	Director, Eclipse Funds
125 Broad Street			Management Advisors, LLC		(currently supervises 17
New York, NY 10004			Global Research Associates, Inc.		investment companies
Age 51			(Investment Consulting)		in fund complex)
			(since 1990).		(since 1990).

Alan G. Merten	Trustee	Since 2001	President, George Mason	30	Director, Comshare,
125 Broad Street			University (since 1996).		Inc. (Information
New York, NY 10004					Technology)
Age 61					(since 1985); former
Director, Indus
(Information
Technology) (from
1995 to 1999).

C. Oscar Morong, Jr.	Trustee	Since 1991	Managing Director, Morong	35	Former Director,
125 Broad Street			Capital Management		Indonesia Fund
New York, NY 10004			(since 1993).		(Closed-End Fund)
Age 67					(from 1990 to 1999);
Trustee, Morgan
Stanley Institutional
Fund (currently
supervises 75 invest-
ment companies) (since
1993).

17 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

R. Richardson Pettit	Trustee	Since 2001	Professor of Finance,	30	None
125 Broad Street			University of Houston
New York, NY 10004			(since 1977);
Age 60			Independent Consultant
(since 1984).

Walter E. Robb, III	Trustee	Since 2001	President, Benchmark	35	Director, John Boyle &
125 Broad Street			Consulting Group, Inc. (Service		Co., Inc. (Textiles)
New York, NY 10004			Company) (since 1991); Sole		(since 1999); Director,
Age 75			Proprietor, Robb Associates		Harbor Sweets, Inc.
			(Consulting) (since 1978);		(Candy) (since 1990);
			Co-owner, Kedron Design		Director,W.A.Wilde
			(Gifts) (since 1978); former		Co. (Direct Media)
			President and Treasurer,		(since 1982); Director,
			Benchmark Advisors, Inc.		Alpha Grainger
			(Financial Consulting)		Manufacturing, Inc.
			(from 1989 to 2000).		(Electronics) (since
1983); former Trustee,
MFS Family of Funds
(Investment Company)
(from 1985 to 2001);
Harvard Club of Boston
(Audit Committee)
(since 2001).

INTERESTED
TRUSTEE:

R. Jay Gerken*	Chairman,	Since 2002	President since 2002; Managing	Chairman	N/A
125 Broad Street	President		Director, Salomon Smith	of the
New York, NY 10004	and		Barney (since 1996).	Board,
Age 51	Chief			Trustee or
	Executive			Director
	Officer			of 226
OFFICERS:

Lewis E. Daidone	Senior Vice	Since 2000	Managing Director, Salomon	N/A	N/A
125 Broad Street	President		Smith Barney (since 1990);
New York, NY 10004	and		Chief Financial Officer,
Age 45	Chief		Smith Barney Mutual Funds;
	Adminis-		Director and Senior Vice
	trative		President, Smith Barney Fund
	Officer		Management LLC and
Travelers Investment Adviser.

Irving P. David	Treasurer	Since 2002	Director, Salomon Smith	N/A	N/A
125 Broad Street			Barney (since 1997);
New York, NY 10004			former Assistant
Age 42			Treasurer, First Investment
Management Company (from
1988 to 1994).

Frances M. Guggino	Controller	Since 2002	Vice President, Citigroup	N/A	N/A
125 Broad Street			Asset Management
New York, NY 10004			(since 1991).
Age 45

18 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

Additional Information (unaudited) (continued)

				Number of	Other
			Principal	Portfolios In	Board Memberships
	Position(s)	Length	Occupation(s)	Fund Complex	Held by
	Held with	of Time	During Past	Overseen by	Trustee During
Name, Address and Age	Fund	Served	Five Years	Trustee	Past Five Years

Robert I. Frenkel	Secretary	Since 2000	Managing Director and	N/A	N/A
SSB			General Counsel, Global
300 First Stamford Place			Mutual Funds for Citigroup
Stamford, CT 06902			Asset Management (since 1994)
Age 48

*	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of Smith Barney Fund Management LLC and certain of its affiliates.

19 Smith Barney Capital Preservation Fund II | 2002 Annual Report to Shareholders

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SMITH BARNEY
CAPITAL PRESERVATION FUND II

TRUSTEES & OFFICERS	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund Management LLC
Donald M. Carlton
A. Benton Cocanougher	DISTRIBUTOR
Mark T. Finn	Salomon Smith Barney Inc.
R. Jay Gerken, Chairman*	PFS Distributors, Inc.
Stephen Randolph Gross
Diana R. Harrington	CUSTODIAN
Susan B. Kerley	State Street Bank
Alan G. Merten	&Trust Company
C. Oscar Morong, Jr.
R. Richardson Pettit
Walter E. Robb, III	TRANSFER AGENT
Citicorp Trust Bank, fsb.
PRESIDENT	125 Broad Street, 11th Floor
R. Jay Gerken*	New York, New York 10004

SECRETARY	SUB-TRANSFER AGENT
Robert I. Frenkel*	PFPC Global Fund Services
P.O. Box 9699
SENIOR VICE PRESIDENT	Providence, Rhode Island
AND CHIEF	02940-9699
ADMINISTRATIVE OFFICER
Lewis E. Daidone*	AUDITORS
KPMG, LLP
TREASURER	757 Third Avenue
Irving P. David*	New York, N.Y. 10017

CONTROLLER
Frances M. Guggino*

* Affiliated Person of
Investment Manager

Smith Barney Capital Preservation Fund II

This report is submitted for the general information of shareholders of Smith Barney Capital Preservation Fund. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund’s investment policies and expenses as well as other pertinent information. If used as sales material after January 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY CAPITAL PRESERVATION FUND II
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02665 12/02	02-4156